UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00994

                             BURNHAM INVESTORS TRUST

               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
`
               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019

                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-874-3863

                            Date of fiscal year end:
                                December 31, 2007

                            Date of reporting period:
                                December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct all comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange
Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

DECEMBER 31, 2007

                                             ANNUAL

                                             REPORT

--------------------------------------------------------------------------------

                     Burnham Fund

  Burnham Financial Services Fund

Burnham Financial Industries Fund            THE BURNHAM FAMILY OF FUNDS

          Burnham U.S. Government

                Money Market Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     [LOGO]  BURNHAM
                                             INVESTORS TRUST

--------------------------------------------------------------------------------
TICKER SYMBOLS
Class A                                                                    BURHX
Class B                                                                    BURIX
Class C                                                                    BURJX

--------------------------------------------------------------------------------

PORTFOLIO MANAGER
Jon M. Burnham
Since 1995

--------------------------------------------------------------------------------

MINIMUM INVESTMENT
Regular accounts                                                        $ 2,500
IRAs                                                                    $   100

--------------------------------------------------------------------------------

ASSET VALUES
Net assets, in millions                                                 $105.40
Net asset value per share
Class A                                                                 $ 29.84
Class B                                                                 $ 29.90
Class C                                                                 $ 29.32

--------------------------------------------------------------------------------

MAXIMUM OFFERING PRICE
Class A                                                                 $ 31.41

--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE OR CDSC
Class A                                                                    5.00%
Class B                                                                    5.00%
Class C                                                                    1.00%

--------------------------------------------------------------------------------

EXPENSE RATIOS (annualized)*

                                                                      Net
                                                                 (after expense
                                                   Gross 1        recoupment) 1
                                                   -------       --------------
Class A                                               1.44%                1.45%
Class B                                               2.19%                2.20%
Class C                                               2.19%                2.20%

* See Note 5 to the Financial Statements.

--------------------------------------------------------------------------------

INCEPTION
Class A                                                            June 15, 1975
Class B                                                         October 18, 1993
Class C                                                           April 30, 2004

1 The Expense Ratios in this table do not match the ratios of expenses to average net assets in the "Financial Highlights" section of the report (the "Highlights Ratios") because the Highlights Ratios reflect the operating expenses of the fund and do not include ratios of "Acquired Fund Fees and Expenses." Acquired fund fees and expenses are expenses incurred indirectly by the Burnham Fund as a result of its investments in other investment funds.

ALL DATA AS OF DECEMBER 31, 2007. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION DOES NOT INCLUDE THE MAXIMUM 5% SALES CHARGE. CLASS B AND C SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

------------
Burnham Fund
------------

[PHOTO OMITTED]

"We believe equities are in the process of discounting 2007's woes. Our job is identifying opportunities and we are reasonably optimistic for 2008."

/s/ Jon Burnham

JON BURNHAM
Portfolio Manager

The Burnham Fund rose 15.31% (with dividends reinvested) for 2007, outperforming the Morningstar Large Cap Blend Average by 9.1% and the S&P 500 by 9.8%. The Morningstar Large Cap Blend Average rose 6.16% and the S&P 500 (with dividends reinvested) rose 5.49%. The Dow Jones Industrial Average finished up 6.4%.

We are pleased with the performance of the Burnham Fund in 2007, which had strong returns in an extremely volatile second half of the year. Our investment thesis for this period involved preparing the portfolio for a market environment that anticipated rising inflation due to high oil prices, strength in the operations and earnings of energy producers both petroleum-based and alternative, and unit volume and revenue growth in multinational corporations that benefit from the weak dollar. We maintained a focus on stable consumer staple companies because we anticipated a slowdown from the housing crisis and the strapped consumer burdened with debt.

In our 2007 Semi-Annual report, we wrote of our concerns about the sub-prime crisis that subsequently gathered momentum toward the end of the year and has caused severe volatility and weakness in the global markets as 2008 commences. The real estate situation has worsened considerably, and has spread to more areas in the nation, spilling beyond housing and consumers into the commercial market. Depressed housing prices coupled with high energy costs are affecting both consumer and corporate spending and confidence. Professionals acknowledge the possibility, though it is not confirmed, that the U.S. will be in a recession (or a sharp slowdown in growth). In our opinion, it has already started. Financial firms, including banks and insurance companies, not to mention hedge funds and other public and private investment pools, are taking "haircuts" for accounting purposes. Municipal fund insurers, which diversified into insuring mortgage products, have recently received ratings downgrades and are scrambling to shore-up capital. This may have been the catalyst behind January's market gyrations as investors digested and discounted the possibility of higher borrowing costs for municipalities and other debtors. The aforementioned has caused tight credit conditions as U.S. banks have become risk averse in mortgage lending and in providing funds to private equity investors who, for the last several years, have been active in using leverage for acquisitions.

The Federal Reserve ("the Fed") and the U.S. Government, in a remarkable move of bi-partisanship, are acting swiftly to introduce stimulus to the economy. The Fed lowered the Fed Funds rate from 5.25% at its peak in 2007 to 4.25% at the end 2007. On January 22nd the Fed cut rates a further 0.75%, and the market anticipates more will follow. These reductions will be noticeable some months from now as borrowers' reduced costs flow through the system. Aggressive action on the part of the U.S. Government is needed - tax and structural - to move the country in the direction of growth. Much of this is happening as we write, and it will surely be the mandate of the next President.

We made changes in the portfolio during the second half of the year that we believe meaningfully impacted our ability to withstand some of the market's volatility. This, combined with stellar performance among some of our top holdings, was a factor in our strong performance. Our top 5 sectors shifted:
Energy comprised 29% of the portfolio (up from 23%), Information Technology was 15% (up from 13%), Industrials was 11% (up from 8%). Financial Services was 8% (down from 18%). The other sectors were not meaningfully changed. Our top positions at year-end were ExxonMobil Corp., Apple, Inc., Google Inc., American Express Co. and The Williams Companies, Inc. Our best performing positions for the year were Apple, Inc. and Monsanto Co., both of which were up over 100%. Also performing well for the fund were Suntech Power Holdings Co., Ltd., NRG Energy, Inc. and Freeport-McMoRan Copper & Gold Inc. Some of these positions were also our best performers in the first half of 2007. Our poorest performing stocks were Sovereign Bancorp Inc., Rite Aid Corp., Blackrock Enhanced Dividend Achievers Trust, SanDisk Corp. and California Pizza Kitchen, Inc. With the exception of Blackrock the fund no longer holds positions in these companies.

We remain focused on the long term. The U.S. has the most robust economy in the world (although we have more competition for business and resources including energy). A new administration a year from now will work with Congress to address the serious problems we are facing, such as reducing reliance on foreign oil, taxation, the current financial situation and health care reform. We still must confront the realities of the Iraq War, terrorism and problems back home, not the least of which is repairing New Orleans and our own infrastructure.

We believe equities are in the process of discounting 2007's woes. Our job is identifying opportunities and we are reasonably optimistic for 2008. We believe that the very areas we've been stressing - energy, technology and infrastructure
- will continue to be core investment themes as we move forward. Financial stocks have been severely punished and earnings are down sharply in the fourth quarter. This group has begun to outperform, and may recover after this difficult period. The S&P 500 is trading at approximately 14 times 2008 estimated earnings. Earnings reports for 2007 are down approximately 20% in general, mostly due to losses in financials, but are expected to rebound in the second half.


2 BURNHAM FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

The fund seeks capital appreciation, mainly long-term. Income is generally of lesser importance.

ASSET ALLOCATION (AS A % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Common Stocks (net of written call options)                                  86%
Registered Investment Companies                                               5%
Exchange Traded Fund                                                          2%
Cash & other net assets                                                       7%

TOP 10 INDUSTRIES - COMMON STOCK                                          % NET
(NET OF WRITTEN CALL OPTIONS)                                            ASSETS
--------------------------------------------------------------------------------
Energy                                                                    28.67%
--------------------------------------------------------------------------------
Information Technology                                                    14.85%
--------------------------------------------------------------------------------
Industrials                                                               10.68%
--------------------------------------------------------------------------------
Financial Services                                                         8.38%
--------------------------------------------------------------------------------
Consumer Staples                                                           6.90%
--------------------------------------------------------------------------------
Materials                                                                  5.61%
--------------------------------------------------------------------------------
Consumer Discretionary                                                     3.91%
--------------------------------------------------------------------------------
Utilities                                                                  3.45%
--------------------------------------------------------------------------------
Telecommunications Services                                                2.43%
--------------------------------------------------------------------------------
Healthcare                                                                 1.50%
                                                                         -------
                                                                          86.38%
                                                                         =======

TOP 10 COMMON STOCK HOLDINGS                                              % NET
(NET OF WRITTEN CALL OPTIONS)                                            ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          8.89%
--------------------------------------------------------------------------------
Apple, Inc.                                                                5.56%
--------------------------------------------------------------------------------
Google Inc.                                                                3.94%
--------------------------------------------------------------------------------
American Express Co.                                                       3.70%
--------------------------------------------------------------------------------
The Williams Companies, Inc.                                               3.39%
--------------------------------------------------------------------------------
Devon Energy Corp.                                                         3.37%
--------------------------------------------------------------------------------
Monsanto Co.                                                               3.18%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                                              2.88%
--------------------------------------------------------------------------------
McDonald's Corp.                                                           2.79%
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold Inc.                                        2.43%
                                                                         -------
                                                                          40.13%
                                                                         =======

TOTAL RETURN+
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER TEN YEARS

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                            BURNHAM FUND (CLASS A)       BURNHAM FUND (CLASS A)
      DATE            S&P500 INDEX           WITHOUT SALES CHARGE          WITH SALES CHARGE
-----------------------------------------------------------------------------------------------
   12/31/1997            $10,000                   $10,000                        $9,500
   1/30/1998             $10,111                    $9,962                        $9,464
   2/27/1998             $10,840                   $10,623                       $10,092
   3/31/1998             $11,395                   $11,150                       $10,592
   4/30/1998             $11,510                   $11,422                       $10,851
   5/29/1998             $11,312                   $11,210                       $10,649
   6/30/1998             $11,771                   $11,638                       $11,056
   7/31/1998             $11,646                   $11,450                       $10,877
   8/31/1998              $9,962                    $9,455                        $8,982
   9/30/1998             $10,600                   $10,083                        $9,579
   10/30/1998            $11,463                   $10,646                       $10,114
   11/30/1998            $12,157                   $12,208                       $11,598
   12/31/1998            $12,858                   $12,840                       $12,198
   1/29/1999             $13,396                   $12,231                       $11,619
   2/26/1999             $12,979                   $12,986                       $12,337
   3/31/1999             $13,498                   $13,437                       $12,765
   4/30/1999             $14,021                   $12,870                       $12,226
   5/28/1999             $13,690                   $13,648                       $12,965
   6/30/1999             $14,450                   $13,264                       $12,601
   7/30/1999             $13,999                   $13,403                       $12,733
   8/31/1999             $13,929                   $13,185                       $12,526
   9/30/1999             $13,548                   $14,330                       $13,613
   10/29/1999            $14,405                   $14,985                       $14,235
   11/30/1999            $14,698                   $16,201                       $15,391
   12/31/1999            $15,563                   $16,081                       $15,277
   1/31/2000             $14,781                   $16,469                       $15,646
   2/29/2000             $14,502                   $17,425                       $16,553
   3/31/2000             $15,920                   $17,036                       $16,184
   4/28/2000             $15,441                   $16,702                       $15,867
   5/31/2000             $15,124                   $17,902                       $17,007
   6/30/2000             $15,497                   $17,749                       $16,861
   7/31/2000             $15,255                   $19,645                       $18,663
   8/31/2000             $16,203                   $19,362                       $18,394
   9/29/2000             $15,347                   $18,748                       $17,810
   10/31/2000            $15,282                   $16,711                       $15,876
   11/30/2000            $14,078                   $16,537                       $15,710
   12/29/2000            $14,146                   $17,016                       $16,165
   1/31/2001             $14,648                   $15,080                       $14,326
   2/28/2001             $13,313                   $14,123                       $13,417
   3/30/2001             $12,469                   $15,567                       $14,789
   4/30/2001             $13,438                   $15,507                       $14,732
   5/31/2001             $13,528                   $15,127                       $14,371
   6/29/2001             $13,199                   $14,655                       $13,922
   7/31/2001             $13,069                   $13,820                       $13,129
   8/31/2001             $12,251                   $13,021                       $12,370
   9/28/2001             $11,262                   $13,260                       $12,597
   10/31/2001            $11,476                   $13,833                       $13,142
   11/30/2001            $12,357                   $14,179                       $13,470
   12/31/2001            $12,465                   $14,161                       $13,453
   1/31/2002             $12,283                   $13,721                       $13,035
   2/28/2002             $12,046                   $14,336                       $13,620
   3/28/2002             $12,499                   $13,434                       $12,763
   4/30/2002             $11,741                   $13,314                       $12,648
   5/31/2002             $11,655                   $12,653                       $12,020
   6/28/2002             $10,825                   $11,655                       $11,072
   7/31/2002              $9,981                   $11,514                       $10,938
   8/30/2002             $10,046                   $10,758                       $10,220
   9/30/2002              $8,955                   $11,073                       $10,519
   10/31/2002             $9,743                   $11,298                       $10,733
   11/29/2002            $10,316                   $10,898                       $10,353
   12/31/2002             $9,710                   $10,722                       $10,186
   1/31/2003              $9,456                   $10,622                       $10,090
   2/28/2003              $9,314                   $10,798                       $10,258
   3/31/2003              $9,404                   $11,380                       $10,811
   4/30/2003             $10,179                   $11,771                       $11,182
   5/30/2003             $10,715                   $11,952                       $11,355
   6/30/2003             $10,852                   $11,909                       $11,314
   7/31/2003             $11,043                   $12,129                       $11,523
   8/29/2003             $11,259                   $12,210                       $11,600
   9/30/2003             $11,139                   $12,129                       $11,523
   10/31/2003            $11,769                   $12,554                       $11,927
   11/28/2003            $11,873                   $12,707                       $12,072
   12/31/2003            $12,495                   $13,252                       $12,589
   1/30/2004             $12,725                   $13,518                       $12,842
   2/27/2004             $12,902                   $13,818                       $13,127
   3/31/2004             $12,707                   $13,631                       $12,949
   4/30/2004             $12,508                   $13,124                       $12,468
   5/28/2004             $12,679                   $13,281                       $12,617
   6/30/2004             $12,926                   $13,385                       $12,716
   7/30/2004             $12,498                   $13,026                       $12,374
   8/31/2004             $12,549                   $13,001                       $12,351
   9/30/2004             $12,684                   $13,188                       $12,529
   10/29/2004            $12,878                   $13,360                       $12,692
   11/30/2004            $13,399                   $13,847                       $13,155
   12/31/2004            $13,855                   $14,181                       $13,472
   1/31/2005             $13,518                   $13,893                       $13,198
   2/28/2005             $13,802                   $14,255                       $13,543
   3/31/2005             $13,558                   $13,919                       $13,223
   4/29/2005             $13,300                   $13,605                       $12,925
   5/31/2005             $13,724                   $13,946                       $13,249
   6/30/2005             $13,743                   $13,935                       $13,239
   7/29/2005             $14,254                   $14,351                       $13,634
   8/31/2005             $14,124                   $14,319                       $13,603
   9/30/2005             $14,239                   $14,762                       $14,024
   10/31/2005            $14,001                   $14,405                       $13,684
   11/30/2005            $14,531                   $14,858                       $14,115
   12/30/2005            $14,536                   $14,967                       $14,219
   1/31/2006             $14,921                   $15,355                       $14,588
   2/28/2006             $14,961                   $14,751                       $14,013
   3/31/2006             $15,147                   $14,839                       $14,097
   4/28/2006             $15,351                   $15,039                       $14,287
   5/31/2006             $14,909                   $14,612                       $13,881
   6/30/2006             $14,929                   $14,623                       $13,892
   7/31/2006             $15,021                   $14,895                       $14,150
   8/31/2006             $15,379                   $14,967                       $14,219
   9/29/2006             $15,775                   $15,150                       $14,393
   10/31/2006            $16,289                   $15,672                       $14,888
   11/30/2006            $16,599                   $16,060                       $15,257
   12/29/2006            $16,832                   $16,181                       $15,371
   1/31/2007             $17,086                   $16,247                       $15,434
   2/28/2007             $16,752                   $15,856                       $15,063
   3/30/2007             $16,939                   $16,084                       $15,280
   4/30/2007             $17,690                   $16,698                       $15,863
   5/31/2007             $18,307                   $17,336                       $16,469
   6/29/2007             $18,003                   $17,101                       $16,246
   7/31/2007             $17,445                   $16,812                       $15,972
   8/31/2007             $17,706                   $16,957                       $16,109
   9/28/2007             $18,368                   $18,058                       $17,155
   10/31/2007            $18,661                   $19,171                       $18,213
   11/30/2007            $17,880                   $18,305                       $17,389
   12/31/2007            $17,756                   $18,658                       $17,725

                                                        WITH NO       WITH MAX.
AVERAGE                                            SALES CHARGE    SALES CHARGE
ANNUAL RETURNS                                          OR CDSC         OR CDSC
--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
   One year                                               15.31%           9.55%
--------------------------------------------------------------------------------
   Three years                                             9.58%           7.72%
--------------------------------------------------------------------------------
   Five years                                             11.35%          10.21%
--------------------------------------------------------------------------------
   Ten years                                               6.43%           5.89%
--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------
   One year                                               14.40%           9.40%
--------------------------------------------------------------------------------
   Three years                                             8.76%           7.91%
--------------------------------------------------------------------------------
   Five years                                             10.52%          10.25%
--------------------------------------------------------------------------------
   Ten years                                               5.63%           5.63%
--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
   One year                                               14.46%          13.46%
--------------------------------------------------------------------------------
   Three years                                             8.77%           8.77%
--------------------------------------------------------------------------------
   Since inception                                         9.26%           9.26%
--------------------------------------------------------------------------------

                                                        WITH NO       WITH MAX.
CUMULATIVE                                         SALES CHARGE    SALES CHARGE
TOTAL RETURNS                                           OR CDSC         OR CDSC
--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
   One year                                               15.31%           9.55%
--------------------------------------------------------------------------------
   Three years                                            31.57%          24.99%
--------------------------------------------------------------------------------
   Five years                                             71.20%          62.64%
--------------------------------------------------------------------------------
   Ten years                                              86.58%          77.25%
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
   One year                                               14.40%           9.40%
--------------------------------------------------------------------------------
   Three years                                            28.65%          25.65%
--------------------------------------------------------------------------------
   Five years                                             64.91%          62.91%
--------------------------------------------------------------------------------
   Ten years                                              72.95%          72.95%
--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
   One year                                               14.46%          13.46%
--------------------------------------------------------------------------------
   Three years                                            28.70%          28.70%
--------------------------------------------------------------------------------
   Since inception                                        38.40%          38.40%
--------------------------------------------------------------------------------

PERFORMANCE OVER THE PAST YEAR
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]               [GRAPHIC OMITTED]              [GRAPHIC OMITTED]
     +15.31%                          +5.49%                        +6.16%
  -------------                       ------                      ----------
  FUND(CLASS A)                       SECTOR                      PEER GROUP

THE FUND outperformed both its sector and peer group by wide margins.

THE SECTOR is represented by the S&P 500 Index(R) ("Standard & Poor's 500 Composite Stock Index"), an unmanaged index that includes a representative sample of 500 leading companies in leading industries in the U.S. economy.

THE PEER GROUP is represented by the funds in the Morningstar Large-Cap Blend category.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Date                 Fund          Sector       Peer Group
            ----                 ----          ------       ----------
           Jan-07                0.41%          1.51%           1.64%
           Feb-07               -2.01%         -0.47%          -0.06%
           Mar-07               -0.60%          0.64%           1.05%
           Apr-07                3.20%          5.10%           5.15%
           May-07                7.14%          8.77%           8.85%
           Jun-07                5.69%          6.96%           7.33%
           Jul-07                3.90%          3.64%           4.00%
           Aug-07                4.80%          5.20%           5.03%
           Sep-07               11.60%          9.13%           9.08%
           Oct-07               18.48%         10.87%          11.36%
           Nov-07               13.13%          6.23%           6.65%
           Dec-07               15.31%          5.49%           6.01%

MODERN PORTFOLIO THEORY STATISTICS**

THREE-YEAR RANGE
--------------------------------------------------------------------------------
Beta                                                                       0.98
--------------------------------------------------------------------------------
R 2                                                                          69
--------------------------------------------------------------------------------
Alpha                                                                     (3.42)
--------------------------------------------------------------------------------
Standard Deviation                                                         9.13
--------------------------------------------------------------------------------
Sharpe Ratio                                                               0.58
--------------------------------------------------------------------------------

*     KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**    SOURCE: MORNINGSTAR DIRECT


                                                                  BURNHAM FUND 3

--------------------------------------------------------------------------------

TICKER SYMBOLS
Class A                                                                   BURKX
Class B                                                                   BURMX
Class C                                                                   BURNX

--------------------------------------------------------------------------------

PORTFOLIO MANAGER
Anton V. Schutz
Mendon Capital Advisors Corp.
Since inception

--------------------------------------------------------------------------------

MINIMUM INVESTMENT
Regular accounts                                                        $ 2,500
IRAs                                                                    $   100

--------------------------------------------------------------------------------

ASSET VALUES
Net assets, in millions                                                 $ 74.29
Net asset value per share
Class A                                                                 $ 17.70
Class B                                                                 $ 16.84
Class C                                                                 $ 17.47

--------------------------------------------------------------------------------

MAXIMUM OFFERING PRICE
Class A                                                                 $ 18.63

--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE OR CDSC
Class A                                                                    5.00%
Class B                                                                    5.00%
Class C                                                                    1.00%

--------------------------------------------------------------------------------

EXPENSE RATIOS (annualized)

                                                                      Net (after
                                                       Gross      reimbursement)
                                                       -----      --------------
Class A                                                 1.64%              1.60%
Class B                                                 2.39%              2.35%
Class C                                                 2.39%              2.35%

--------------------------------------------------------------------------------

INCEPTION
Class A and B                                                       June 7, 1999
Class C                                                           April 29, 2005

ALL DATA AS OF DECEMBER 31, 2007. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION INCLUDES THE MAXIMUM 5% SALES CHARGE. CLASS B AND C SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

BURNHAM

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

[PHOTO OMITTED]

"We believe our core long holdings will prosper as the market recognizes the benefits of well-run community banks, strong balance sheets, good credit, strong management teams and attractive franchises."

/s/ Anton Schutz

ANTON SCHUTZ
Portfolio Manager

The Burnham Financial Services Fund (BURKX) finished 2007 down 13.96% in an extremely tumultuous year in the financial services sector. While this was the Fund's worst year since inception, in effect there was no place to hide regardless of sub-sector. Since inception, the Fund has outperformed its benchmark 8 out of 9 years. Looking ahead to 2008, we are confident we can return to positive performance given current signs that financials could be ready to rebound after being oversold in 2007. The Federal Reserve ("the Fed") is aggressively cutting interest rates, the yield curve has not been this steep since 2004 and many small cap financials are trading at a discount to book value.

YEAR IN REVIEW

One word that comes to mind to best describe the financial sector in 2007 is "turbulent." The spotlight throughout the year had been on a flat yield curve, subprime lending, the housing market and the unwillingness of the Fed to act swiftly in reducing the Fed Funds Rate. Financials hit an all time high in February as measured by the Large-Cap Bank Index and had returned 100% since July of 2002. In the next 11 months, over two thirds of that gain had been wiped out. Unless you sold short (see Burnham Financial Industries: BURFX), there was virtually no place to hide in the financial sector in 2007 as most financial indices were down double-digits.

We entered the year anticipating a worsening credit environment and a housing slowdown as the sector was coming off unsustainable levels. The market, as well as ourselves, anticipated a Fed easing to begin in the first quarter. The first Fed cut finally came in September, but only after a credit crisis in the securitization market. The delay by the Fed squeezed spreads (bank margins) in the first half of the year and potentially added to the current state of the credit environment. Most financials were punished as credit fears infiltrated the entire market.

We positioned the portfolio in companies with strong balance sheets, experienced management teams, "safe" lending practices (i.e. little-to-no subprime lending) and appealing footprints that could attract the eye of aggressive acquirers. Nonetheless, the perception of credit fears and housing woes weighed on our top positions as the market indiscriminately drove the financial sector lower. We did not anticipate the magnitude of the subprime issues, nor the spill over into all financials, regardless of lending practices.

Overall, M&A activity was down slightly in 2007 compared to 2006, as measured by number of deals and overall deal value. In addition, premiums paid were also off slightly. While none of the Fund's top positions were acquired, the Fund did benefit from several take-outs, including MAF Bancorp (MAFB), Placer Sierra Bancshares (PLSB), U.S.B. Holding Co. and First Indiana Corp (FINB).

A few opportunities did emerge in the subprime and credit meltdown. Secondary market activity picked up in the fourth quarter with several mortgage REITs raising funds to take advantage of the disruption and widening spreads in the mortgage market. Many mortgage REITs did not fare well during the subprime meltdown and continue to struggle. However, mortgage REITs like Annaly Capital Management (NLY), MFA Mortgage (MFA) and Capstead Mortgage (CMO), which invest almost exclusively in agency residential mortgage-backed securities, saw the disruption as an opportune time to deploy more capital as financing spreads more than doubled. The Fund participated in several secondary offerings and built positions in the open market as credit risk in these REITs is minimal and these positions should continue to benefit from future rate cuts.

LOOKING AHEAD

While no one is immune to credit, the Fund's core long positions continue to be banks with attractive footprints, strong capital positions, strong balance sheets (little-to-no subprime lending or CDO exposure and low construction lending exposure) and reasonable valuations relative to peers and intrinsic value. While their valuations have been dragged down with the sector, we believe they do not have the "permanent" damage that many institutions have experienced; i.e. Country Wide, American Home, New Century.

Many of the small-to-mid cap banks that are portfolio lenders should weather this storm. In fact, we are beginning to hear of increased traffic at many of these small and mid cap banks as consumers are returning to their local bank for mortgages and loans as the originate and sell model of the national lenders has dried up. Spreads are improving and it appears risk is being priced more effectively, which should translate to improved margins for banks.

We started the year with negative spreads (as measured by the 2 and 10-year U.S. Treasury Notes) and until August of this year, the yield curve had been flat to inverted for almost two years. In August, we started to see some normalcy return to the curve. We ended the year with spreads close to a positive 100 basis point and spreads have continued to widen through the first month of 2008. This should lead to improved margins for banks.

Consolidation is expected to continue in the financial services sector. Too many banks, credit concerns and slowing loan growth will put pressure on banks to sell. In addition, with the weakening U.S. dollar, we expect continued interest from foreign banks in U.S. properties. We believe our core long holdings will prosper as the market recognizes the benefits of well-run community banks, strong balance sheets, good credit, strong management teams and attractive franchises.


4 FINANCIAL SERVICES FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

The fund seeks capital appreciation.

ASSET ALLOCATION (AS A % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash and other net assets                             6%
Common Stocks (net of written call options)          94%

TOP 10 INDUSTRIES - COMMON STOCK                                          % NET
(NET OF WRITTEN CALL OPTIONS)                                            ASSETS
--------------------------------------------------------------------------------
Banks - Regional                                                          34.33%
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance                                                26.57%
--------------------------------------------------------------------------------
Other Diversified Financial Services                                       7.96%
--------------------------------------------------------------------------------
Property & Casualty Insurance                                              7.25%
--------------------------------------------------------------------------------
Asset Management & Custody Banks                                           6.54%
--------------------------------------------------------------------------------
Real Estate Investment Trusts                                              4.49%
--------------------------------------------------------------------------------
Consumer Finance                                                           2.69%
--------------------------------------------------------------------------------
Investment Banking & Brokerage                                             1.42%
--------------------------------------------------------------------------------
Life & Health Insurance                                                    1.24%
--------------------------------------------------------------------------------
Diversified Banks                                                          0.83%
                                                                         -------
                                                                          93.32%
                                                                         =======

TOP 10 COMMON STOCK HOLDINGS                                              % NET
(NET OF WRITTEN CALL OPTIONS)                                            ASSETS
--------------------------------------------------------------------------------
Alliance Financial Corp.                                                   4.50%
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                                  4.20%
--------------------------------------------------------------------------------
Centennial Bank Holdings, Inc                                              4.17%
--------------------------------------------------------------------------------
Citigroup Inc.                                                             3.93%
--------------------------------------------------------------------------------
People's United Financial, Inc.                                            3.84%
--------------------------------------------------------------------------------
CRM Holdings, Ltd.                                                         3.84%
--------------------------------------------------------------------------------
Sterling Bancorp                                                           3.82%
--------------------------------------------------------------------------------
The Bank of New York Mellon Corp.                                          3.77%
--------------------------------------------------------------------------------
Porter Bancorp, Inc.                                                       3.68%
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                      3.41%
                                                                         -------
                                                                          39.16%
                                                                         =======

TOTAL RETURN +
--------------------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                         BURNHAM FINANCIAL SERVICES      BURNHAM FINANCIAL SERVICES
                                                                               FUND (CLASS A)                  FUND (CLASS A)
      DATE         NASDAQ BANK INDEX      NASDAQ FINANCIAL 100 INDEX        WITHOUT SALES CHARGE            WITH SALES CHARGE
------------------------------------------------------------------------------------------------------------------------------------
    6/7/1999            $10,000                  $10,000                         $10,000                          $9,500
   6/30/1999            $10,097                  $10,024                         $10,510                          $9,985
   7/30/1999             $9,813                   $9,375                         $10,370                          $9,852
   8/31/1999             $9,416                   $8,819                          $9,880                          $9,386
   9/30/1999             $9,149                   $8,441                          $9,750                          $9,263
   10/29/1999            $9,811                   $9,136                         $10,450                          $9,928
   11/30/1999            $9,636                   $9,127                         $10,280                          $9,766
   12/31/1999            $9,262                   $8,827                          $9,810                          $9,320
   1/31/2000             $8,704                   $8,129                          $9,209                          $8,749
   2/29/2000             $7,961                   $7,553                          $8,668                          $8,235
   3/31/2000             $8,442                   $8,381                          $9,710                          $9,225
   4/28/2000             $8,248                   $7,893                         $10,001                          $9,501
   5/31/2000             $8,617                   $8,065                         $10,582                         $10,053
   6/30/2000             $8,315                   $7,669                         $10,622                         $10,091
   7/31/2000             $8,656                   $8,032                         $11,454                         $10,881
   8/31/2000             $9,327                   $8,825                         $12,466                         $11,843
   9/29/2000             $9,944                   $9,370                         $13,438                         $12,766
   10/31/2000            $9,813                   $9,242                         $13,107                         $12,452
   11/30/2000            $9,880                   $8,998                         $13,137                         $12,481
   12/29/2000           $10,907                  $10,028                         $14,989                         $14,239
   1/31/2001            $11,013                   $9,892                         $15,559                         $14,781
   2/28/2001            $10,801                   $9,594                         $16,118                         $15,312
   3/30/2001            $10,653                   $9,301                         $16,301                         $15,486
   4/30/2001            $10,926                   $9,700                         $16,882                         $16,038
   5/31/2001            $11,418                  $10,038                         $18,109                         $17,203
   6/29/2001            $11,983                  $10,473                         $18,701                         $17,766
   7/31/2001            $12,383                  $10,766                         $19,239                         $18,277
   8/31/2001            $11,943                  $10,290                         $19,088                         $18,134
   9/28/2001            $11,790                  $10,070                         $17,797                         $16,907
   10/31/2001           $11,369                   $9,653                         $17,657                         $16,774
   11/30/2001           $11,857                  $10,184                         $18,389                         $17,469
   12/31/2001           $12,294                  $10,580                         $19,377                         $18,408
   1/31/2002            $12,590                  $10,732                         $20,027                         $19,026
   2/28/2002            $12,825                  $10,961                         $20,175                         $19,166
   3/29/2002            $13,544                  $11,541                         $21,229                         $20,168
   4/30/2002            $14,079                  $11,812                         $22,161                         $21,053
   5/31/2002            $13,999                  $11,635                         $22,456                         $21,333
   6/28/2002            $14,004                  $11,338                         $22,051                         $20,948
   7/31/2002            $13,441                  $10,883                         $21,229                         $20,168
   8/30/2002            $13,820                  $11,139                         $22,063                         $20,960
   9/30/2002            $12,876                  $10,180                         $21,058                         $20,005
   10/31/2002           $13,135                  $10,487                         $21,806                         $20,715
   11/29/2002           $13,191                  $10,551                         $22,505                         $21,379
   12/31/2002           $13,148                  $10,410                         $22,777                         $21,638
   1/31/2003            $13,097                  $10,260                         $23,262                         $22,099
   2/28/2003            $13,112                  $10,169                         $23,063                         $21,910
   3/31/2003            $12,917                   $9,994                         $23,324                         $22,158
   4/30/2003            $13,689                  $10,606                         $25,200                         $23,940
   5/30/2003            $14,660                  $11,511                         $26,232                         $24,920
   6/30/2003            $14,662                  $11,530                         $26,455                         $25,133
   7/31/2003            $15,248                  $11,973                         $28,034                         $26,632
   8/29/2003            $15,544                  $12,190                         $28,444                         $27,022
   9/30/2003            $15,550                  $12,182                         $28,792                         $27,352
   10/31/2003           $16,727                  $13,119                         $30,631                         $29,099
   11/28/2003           $17,225                  $13,358                         $31,202                         $29,642
   12/31/2003           $17,493                  $13,654                         $32,039                         $30,437
   1/30/2004            $17,713                  $13,999                         $33,298                         $31,633
   2/27/2004            $18,000                  $14,311                         $34,032                         $32,330
   3/31/2004            $17,897                  $14,160                         $34,202                         $32,492
   4/30/2004            $16,987                  $13,379                         $31,960                         $30,362
   5/28/2004            $17,435                  $13,720                         $32,708                         $31,072
   6/30/2004            $17,766                  $13,961                         $32,642                         $31,010
   7/30/2004            $17,424                  $13,692                         $32,092                         $30,487
   8/31/2004            $17,964                  $14,162                         $33,022                         $31,371
   9/30/2004            $18,269                  $14,359                         $33,861                         $32,168
   10/29/2004           $18,869                  $14,778                         $34,543                         $32,816
   11/30/2004           $19,847                  $15,578                         $35,775                         $33,987
   12/31/2004           $19,884                  $15,740                         $36,245                         $34,433
   1/31/2005            $19,057                  $15,011                         $35,198                         $33,438
   2/28/2005            $18,781                  $14,851                         $34,683                         $32,948
   3/31/2005            $18,445                  $14,628                         $34,135                         $32,428
   4/29/2005            $17,869                  $14,220                         $33,184                         $31,525
   5/31/2005            $18,497                  $14,852                         $33,909                         $32,214
   6/30/2005            $19,034                  $15,368                         $34,876                         $33,132
   7/29/2005            $19,952                  $16,041                         $35,746                         $33,958
   8/31/2005            $19,509                  $15,695                         $35,134                         $33,377
   9/30/2005            $19,037                  $15,525                         $34,489                         $32,765
   10/31/2005           $19,426                  $15,938                         $34,715                         $32,979
   11/30/2005           $19,901                  $16,425                         $36,036                         $34,234
   12/30/2005           $19,499                  $16,111                         $36,380                         $34,561
   1/31/2006            $19,941                  $16,722                         $36,982                         $35,133
   2/28/2006            $20,156                  $16,907                         $36,965                         $35,117
   3/31/2006            $20,651                  $17,094                         $38,014                         $36,113
   4/28/2006            $20,749                  $17,277                         $38,307                         $36,391
   5/31/2006            $20,440                  $16,842                         $38,203                         $36,293
   6/30/2006            $20,498                  $16,683                         $38,547                         $36,620
   7/31/2006            $20,771                  $16,894                         $39,201                         $37,241
   8/31/2006            $20,976                  $17,183                         $39,562                         $37,584
   9/29/2006            $21,138                  $17,664                         $40,371                         $38,352
   10/31/2006           $21,516                  $17,833                         $41,196                         $39,137
   11/30/2006           $21,687                  $18,042                         $41,867                         $39,774
   12/29/2006           $22,194                  $18,420                         $42,571                         $40,443
   1/31/2007            $21,891                  $18,425                         $42,100                         $39,995
   2/28/2007            $21,630                  $18,142                         $41,628                         $39,547
   3/30/2007            $21,327                  $17,876                         $41,288                         $39,224
   4/30/2007            $20,957                  $18,189                         $40,798                         $38,758
   5/31/2007            $21,368                  $19,054                         $40,552                         $38,525
   6/29/2007            $20,722                  $18,380                         $39,137                         $37,180
   7/31/2007            $19,105                  $17,215                         $36,439                         $34,617
   8/31/2007            $19,904                  $17,552                         $38,571                         $36,642
   9/28/2007            $19,995                  $17,972                         $38,684                         $36,750
   10/31/2007           $19,450                  $18,097                         $38,344                         $36,427
   11/30/2007           $18,719                  $17,482                         $36,967                         $35,119
   12/31/2007           $17,776                  $17,087                         $36,627                         $34,796

                                                        WITH NO        WITH MAX.
AVERAGE                                            SALES CHARGE     SALES CHARGE
ANNUAL RETURNS                                          OR CDSC          OR CDSC
--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
   One year                                              (13.96)%       (18.26)%
--------------------------------------------------------------------------------
   Three years                                             0.35%         (1.35)%
--------------------------------------------------------------------------------
   Five years                                              9.96%          8.84%
--------------------------------------------------------------------------------
   Since inception                                        16.35%         15.66%
--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------
   One year                                              (14.57)%       (18.47)%
--------------------------------------------------------------------------------
   Three years                                            (0.37)%        (1.16)%
--------------------------------------------------------------------------------
   Five years                                              9.18%          8.91%
--------------------------------------------------------------------------------
   Since inception                                        15.46%         15.46%
--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
   One year                                              (14.58)%       (15.37)%
--------------------------------------------------------------------------------
   Since inception                                         3.06%          3.06%
--------------------------------------------------------------------------------

                                                        WITH NO        WITH MAX.
CUMULATIVE                                         SALES CHARGE     SALES CHARGE
TOTAL RETURNS                                           OR CDSC          OR CDSC
--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
   One year                                              (13.96)%       (18.26)%
--------------------------------------------------------------------------------
   Three years                                             1.05%         (4.00)%
--------------------------------------------------------------------------------
   Five years                                             60.81%         52.76%
--------------------------------------------------------------------------------
   Since inception                                       266.27%        247.96%
--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------
   One year                                              (14.57)%       (18.47)%
--------------------------------------------------------------------------------
   Three years                                            (1.11)%        (3.44)%
--------------------------------------------------------------------------------
   Five years                                             55.15%         53.27%
--------------------------------------------------------------------------------
   Since inception                                       243.05%        243.05%
--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
   One year                                              (14.58)%       (15.37)%
--------------------------------------------------------------------------------
   Since inception                                         8.38%          8.38%

PERFORMANCE OVER THE PAST YEAR
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]               [GRAPHIC OMITTED]              [GRAPHIC OMITTED]

    -13.96%                          -19.91%                        -11.64%
 --------------                      -------                       ----------
 FUND (CLASS A)                      SECTOR                        PEER GROUP

THE FUND outperformed its sector benchmark and narrowly underperformed to the peer group.

THE SECTOR is represented by the NASDAQ Bank Index, an unmanaged index of NASDAQ listed companies classified as banks. They include banks providing a broad range of financial services.

THE PEER GROUP is represented by the funds in the Morningstar Specialty
- Financial investment category.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Date                 Fund             Sector           Peer Group
            ----                 ----             ------           ----------
           Jan-07               -1.11%             0.03%               0.98%
           Feb-07               -2.22%            -1.51%              -1.05%
           Mar-07               -3.01%            -2.95%              -1.64%
           Apr-07               -4.17%            -1.25%               1.31%
           May-07               -4.74%             3.44%               3.79%
           Jun-07               -8.07%            -0.21%               0.51%
           Jul-07              -14.41%            -6.51%              -6.20%
           Aug-07               -9.40%            -4.68%              -5.61%
           Sep-07               -9.13%            -2.41%              -3.05%
           Oct-07               -9.93%            -1.73%              -2.52%
           Nov-07              -13.16%            -5.07%              -8.69%
           Dec-07              -13.96%            -7.21%             -11.99%

MODERN PORTFOLIO THEORY STATISTICS**

THREE-YEAR RANGE
--------------------------------------------------------------------------------
Beta                                                                       0.59
--------------------------------------------------------------------------------
R 2                                                                          36
--------------------------------------------------------------------------------
Alpha                                                                     (6.37)
--------------------------------------------------------------------------------
Standard Deviation                                                         8.39
--------------------------------------------------------------------------------
Sharpe Ratio                                                              (0.43)
--------------------------------------------------------------------------------

*     KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**    SOURCE: MORNINGSTAR DIRECT
--------------------------------------------------------------------------------


                                                       FINANCIAL SERVICES FUND 5

-------------------------------------------------------------------------------

TICKER SYMBOLS
Class A                                                                   BURFX
Class C                                                                   BURCX

-------------------------------------------------------------------------------

PORTFOLIO MANAGER
Anton V. Schutz
Mendon Capital Advisors Corp.
Since inception

-------------------------------------------------------------------------------

MINIMUM INVESTMENT
Regular accounts                                                         $2,500
IRAs                                                                       $100

-------------------------------------------------------------------------------

ASSET VALUES
Net assets, in millions                                                  $26.88
Net asset value per share
Class A                                                                  $10.32
Class C                                                                  $10.25

-------------------------------------------------------------------------------

MAXIMUM OFFERING PRICE
Class A                                                                  $10.86

-------------------------------------------------------------------------------

MAXIMUM SALES CHARGE OR CDSC
Class A                                                                    5.00%
Class C                                                                    1.00%

-------------------------------------------------------------------------------

EXPENSE RATIOS (annualized)*
                                     Class A    Class C
Expenses before
   waiver including
   dividend expense                   2.63%       3.33%

Expenses net of
   waiver including
   dividend expense                   2.31%       3.01%

* See Note 5 to the Financial Statements.

-------------------------------------------------------

INCEPTION
Class A and C                            April 30, 2004

ALL DATA AS OF DECEMBER 31, 2007. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. CLASS A PERFORMANCE INFORMATION INCLUDES THE MAXIMUM 5% SALES CHARGE. CLASS C SHARES HAVE DIFFERENT COSTS AND PERFORMANCE WILL DIFFER. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

BURNHAM

--------------------------------------------------------------------------------

Financial Industries Fund
--------------------------------------------------------------------------------

[PHOTO OMITTED]

"We believe our core long holdings are trading at attractive valuations relative to peers and intrinsic value. When this cycle turns, and it will turn, the Fund is well-positioned to the upside."

/s/ Anton Schutz

ANTON SCHUTZ
Portfolio Manager

The Burnham Financial Industries Fund (BURFX) finished 2007 down 1.04% in an extremely difficult year in the financial services sector. While no fund manager likes to be down, we were extremely pleased with our 2007 performance as we significantly beat our benchmark (-25%) and peers (-10%) in an environment where considerable amounts of capital were destroyed. Defensive long positions, covered call writing and the benefit of short selling provided the Fund with many advantages.

YEAR IN REVIEW

One word that comes to mind to best describe the financial sector in 2007 is "turbulent." The spotlight throughout the year has been on a flat yield curve, sub prime lending, the housing market and the unwillingness of the Federal Reserve ("the Fed") to act swiftly. Financials hit an all time high in February as measured by the Large-Cap Bank Index and had returned 100% since July of 2002. In the next 11 months, over two thirds of that gain had been wiped out. In the last quarter of 2007 alone, the top 25 publicly traded banks lost over 20% of there market value. While the portfolio was not immune to these issues, I am happy to report we avoided all together or were short many of the companies with significant credit issues.

We entered the year anticipating a worsening credit environment and a housing slowdown. We also anticipated a Fed easing to begin much sooner than it did. The delay by the Fed squeezed spreads (bank margins) and potentially added to the current state of the credit environment. The magnitude of the subprime issues spilled over into all financials, regardless of lending practices. Credit markets dried up in the middle of the year and capital markets activities came to a stand still.

The Fund benefited from its ability to short and added to its short exposure throughout the year as it became clearer that the credit markets were showing signs of weakness. The Fund was short companies with significant exposure to subprime lending and construction. The Fund's core long holdings continued to center around strong balance sheets, mutual conversions and sustainable franchises.

Overall, M&A activity was down slightly in 2007 compared to 2006 as measured by number of deals and overall deal value. In addition, premiums paid were also off slightly. The Fund benefited from two acquisitions in 2007, MAF Bancorp (MAFB) and First Republic (FRC). With the weakening U.S. dollar, we expect continued interest from foreign banks in U.S. properties. One acquisition worth noting was Royal Bank of Canada's announced acquisition of Alabama National Bancorporation
(ALAB) for $1.6 billion. The deal was significant for several reasons: the price was consistent with historical deal metrics and was at a 50% premium to the prior day's close, despite ALAB facing a difficult operating environment. In addition, in early October Toronto-Dominion Bank (TD) announced it was acquiring Commerce Bancorp (CBH).

A few opportunities did emerge in the subprime and credit meltdown. Secondary market activity picked up in the fourth quarter with several mortgage REITs raising funds to take advantage of the disruption and widening spreads in the mortgage market. Many mortgage REITs did not fare well during the subprime meltdown and continue to struggle. However, mortgage REITs like Annaly Capital Management (NLY) and MFA Mortgage (MFA), which invest almost exclusively in agency residential mortgage-backed securities, saw the disruption as an opportune time to deploy more capital as financing spreads more than doubled. The Fund participated in several secondary offerings and built positions in the open market as credit risk in these REITs is minimal and these positions should continue to benefit from future rate cuts.

LOOKING AHEAD

We believe our core long holdings are trading at attractive valuations relative to peers and intrinsic value. When this cycle turns, and it will turn, the Fund is well positioned to the upside. It is always difficult to time the bottom of a credit cycle. However, several data points make us optimistic that we are at or near the bottom:

o Bank fourth quarter charge offs and write downs have been severe, setting them up for better earnings going foward.

o     Lending practices have tightened.

o     Spreads have and continue to widen.

o     Fed, appears to be more accomodating.

o     Increased clarity in writedowns.

o An economic stimulus package that should reduce the probability of a severe recession is expected.

We started the year with negative spreads (as measured by the 2- and 10-year U.S. Treasury Notes) and until August of this year, the yield curve had been flat to inverted for almost two years. In August, we started to see some normalcy return to the curve. We ended the year with spreads close to a positive 100 basis point and spreads have continued to widen through the first month of 2008. This should lead to improved margins for banks.

Consolidation is expected to continue in the financial services sector. Too many banks, credit concerns and slowing loan growth will put pressure on banks to sell. In addition, with the weakening U.S. dollar, we expect continued interest from foreign banks in U.S. properties.


6 FINANCIAL INDUSTRIES FUND

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

The fund seeks capital appreciation.

ASSET ALLOCATION (AS A % OF NET ASSETS)
--------------------------------------------------------------------------------
Long Positions                                                            88.91%
--------------------------------------------------------------------------------
Short Positions                                                          -21.14%
--------------------------------------------------------------------------------
Short-Term Investments                                                     7.27%
--------------------------------------------------------------------------------
Cash and Other Assets, Less Liabilities                                   24.96%
                                                                         -------
                                                                         100.00%
                                                                         =======

TOP 10 INDUSTRIES
(AS A % OF NET ASSETS)                                 LONG %   SHORT %    NET %
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance                             22.38%    -3.17%   19.21%
--------------------------------------------------------------------------------
Banks - Regional                                       19.58%    -4.99%   14.59%
--------------------------------------------------------------------------------
Other Diversified Financial Services                   14.20%    -0.06%   14.14%
--------------------------------------------------------------------------------
Asset Management & Custody Banks                        9.27%    -4.66%    4.61%
--------------------------------------------------------------------------------
Property & Casualty Insurance                           8.19%    -1.92%    6.27%
--------------------------------------------------------------------------------
Life & Health Insurance                                 5.19%    -0.03%    5.16%
--------------------------------------------------------------------------------
Consumer Finance                                        4.12%    -0.41%    3.71%
--------------------------------------------------------------------------------
Real Estate Investment Trusts                           2.21%    -0.09%    2.12%
--------------------------------------------------------------------------------
Investment Banking & Brokerage                          2.00%    -2.47%   -0.47%
--------------------------------------------------------------------------------
Diversified Banks                                       1.77%    -3.34%   -1.57%
                                                       ------   -------   ------
                                                       88.91%   -21.14%   67.77%
                                                       ======   =======   ======

TOP 10 COMMON STOCK HOLDINGS                                              % NET
(NET OF PURCHASED AND WRITTEN OPTIONS)                                   ASSETS
--------------------------------------------------------------------------------
Investors Bancorp, Inc.                                                    8.88%
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                                  8.17%
--------------------------------------------------------------------------------
Citigroup Inc.                                                             5.44%
--------------------------------------------------------------------------------
The Bank of New York Mellon Corp.                                          5.21%
--------------------------------------------------------------------------------
Prudential Financial, Inc.                                                 5.16%
--------------------------------------------------------------------------------
The PNC Financial Services Group, Inc.                                     4.87%
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                      4.71%
--------------------------------------------------------------------------------
Northern Trust Corp.                                                       4.15%
--------------------------------------------------------------------------------
TCF Financial Corp.                                                        3.83%
--------------------------------------------------------------------------------
Bank of America Corp.                                                      3.83%
                                                                         -------
                                                                          54.25%
                                                                         =======

TOTAL RETURN+
--------------------------------------------------------------------------------

GROWTH OF $10,000 SINCE INCEPTION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                            BURNHAM FINANCIAL INDUSTRIES           BURNHAM FINANCIAL INDUSTRIES
                                                   FUND (CLASS A)                         FUND (CLASS A)
     DATE             KBW BANK INDEX            WITHOUT SALES CHARGE                    WITH SALES CHARGE
---------------------------------------------------------------------------------------------------------------
   4/30/2004               $10,000                  $10,000                                    $9,500
   5/28/2004               $10,181                  $10,510                                    $9,985
   6/30/2004               $10,177                  $10,470                                    $9,947
   7/30/2004               $10,025                  $10,230                                    $9,719
   8/31/2004               $10,497                  $10,540                                   $10,013
   9/30/2004               $10,356                  $10,690                                   $10,156
  10/29/2004               $10,592                  $10,920                                   $10,374
  11/30/2004               $10,799                  $11,270                                   $10,707
  12/31/2004               $11,140                  $11,387                                   $10,818
   1/31/2005               $10,847                  $11,176                                   $10,617
   2/28/2005               $10,711                  $11,196                                   $10,636
   3/31/2005               $10,415                  $11,256                                   $10,694
   4/29/2005               $10,549                  $11,136                                   $10,579
   5/31/2005               $10,689                  $11,327                                   $10,760
   6/30/2005               $10,777                  $11,719                                   $11,133
   7/29/2005               $10,910                  $11,990                                   $11,391
   8/31/2005               $10,758                  $12,000                                   $11,400
   9/30/2005               $10,549                  $11,809                                   $11,219
  10/31/2005               $10,952                  $12,091                                   $11,486
  11/30/2005               $11,452                  $12,312                                   $11,696
  12/30/2005               $11,494                  $12,341                                   $11,724
   1/31/2006               $11,475                  $12,491                                   $11,866
   2/28/2006               $11,836                  $12,641                                   $12,009
   3/31/2006               $11,860                  $12,941                                   $12,294
   4/28/2006               $12,641                  $13,176                                   $12,518
   5/31/2006               $12,210                  $13,080                                   $12,426
   6/30/2006               $12,084                  $13,048                                   $12,395
   7/31/2006               $12,521                  $13,091                                   $12,436
   8/31/2006               $12,497                  $13,348                                   $12,680
   9/29/2006               $12,852                  $13,669                                   $12,986
  10/31/2006               $12,953                  $13,862                                   $13,169
  11/30/2006               $12,869                  $14,216                                   $13,505
  12/29/2006               $13,449                  $14,407                                   $13,686
   1/31/2007               $13,534                  $14,581                                   $13,852
   2/28/2007               $13,301                  $14,627                                   $13,896
   3/30/2007               $13,138                  $14,639                                   $13,907
   4/30/2007               $13,426                  $14,616                                   $13,885
   5/31/2007               $13,591                  $14,813                                   $14,073
   6/29/2007               $13,135                  $14,407                                   $13,686
   7/31/2007               $12,264                  $13,617                                   $12,937
   8/31/2007               $12,414                  $14,825                                   $14,084
   9/28/2007               $12,449                  $15,045                                   $14,293
  10/31/2007               $12,173                  $14,999                                   $14,249
  11/30/2007               $11,487                  $14,465                                   $13,742
  12/31/2007               $10,516                  $14,258                                   $13,545

                                                         WITH NO      WITH MAX.
AVERAGE                                             SALES CHARGE   SALES CHARGE
ANNUAL RETURNS                                           OR CDSC        OR CDSC
--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
   One year                                               (1.04)%        (5.98)%
--------------------------------------------------------------------------------
   Three years                                             7.78%          5.95%
--------------------------------------------------------------------------------
   Since inception                                        10.14%          8.62%
--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
   One year                                               (1.75)%        (2.58)%
--------------------------------------------------------------------------------
   Three years                                             7.10%          7.10%
--------------------------------------------------------------------------------
   Since inception                                         9.39%          9.39%
--------------------------------------------------------------------------------

                                                         WITH NO      WITH MAX.
CUMULATIVE                                          SALES CHARGE   SALES CHARGE
TOTAL RETURNS                                            OR CDSC        OR CDSC
--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
   One year                                               (1.04)%        (5.98)%
--------------------------------------------------------------------------------
   Three years                                            25.21%         18.95%
--------------------------------------------------------------------------------
   Since inception                                        42.58%         35.45%
--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
   One year                                               (1.75)%        (2.58)%
--------------------------------------------------------------------------------
   Three years                                            22.84%         22.84%
--------------------------------------------------------------------------------
   Since inception                                        39.02%         39.02%
--------------------------------------------------------------------------------

PERFORMANCE OVER THE PAST YEAR
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]               [GRAPHIC OMITTED]              [GRAPHIC OMITTED]

     -1.04%                         -21.81%                         -11.64%
  -------------                     -------                       ----------
  FUND (CLASS A)                    SECTOR                        PEER GROUP

THE FUND'S strong performance during the period easily outperformed both its benchmark and peer group.

THE SECTOR is represented by the KBW Bank Index, a capitalization-weighted index composed of 24 diverse stocks representing national money center banks and leading regional institutions.

THE PEER GROUP is represented by the funds in the Morningstar Specialty -Financial investment category.

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Date                Fund          Sector               Peer Group
            ----                ----          ------               ----------
           Jan-07               1.21%          0.62%                   0.98%
           Feb-07               1.53%         -1.10%                  -1.05%
           Mar-07               1.61%         -2.32%                  -1.64%
           Apr-07               1.45%         -0.18%                   1.31%
           May-07               2.82%          1.05%                   3.79%
           Jun-07               0.00%         -2.34%                   0.51%
           Jul-07              -5.48%         -8.80%                  -6.20%
           Aug-07               2.90%         -7.68%                  -5.61%
           Sep-07               4.43%         -7.42%                  -3.05%
           Oct-07               4.10%         -9.46%                  -2.52%
           Nov-07               0.40%        -14.57%                  -8.69%
           Dec-07              -1.04%        -21.79%                 -11.99%

MODERN PORTFOLIO THEORY STATISTICS**

THREE-YEAR RANGE
--------------------------------------------------------------------------------
Beta                                                                        0.56
--------------------------------------------------------------------------------
R 2                                                                           29
--------------------------------------------------------------------------------
Alpha                                                                       1.13
--------------------------------------------------------------------------------
Standard Deviation                                                          8.08
--------------------------------------------------------------------------------
Sharpe Ratio                                                                0.44
--------------------------------------------------------------------------------

*     KEEP IN MIND THAT INDICES HAVE NO MANAGEMENT FEES OR BROKERAGE COSTS.

+ THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS AND AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**    SOURCE: MORNINGSTAR DIRECT

--------------------------------------------------------------------------------


                                                     FINANCIAL INDUSTRIES FUND 7

--------------------------------------------------------------------------------
BURNHAM U.S. GOVERNMENT MONEY MARKET FUND

TICKER SYMBOL                                                             BUTXX
--------------------------------------------------------------------------------
PORTFOLIO MANAGER
Molly Flewharty
Reich & Tang Asset Management L.P.
Since inception
--------------------------------------------------------------------------------
MINIMUM INVESTMENT
Regular accounts                                                        $ 2,500
IRAs                                                                    $   100
--------------------------------------------------------------------------------
ASSET VALUES
Net assets, in millions                                                 $359.79
Net asset value per share                                               $  1.00
--------------------------------------------------------------------------------
EXPENSE RATIO (annualized)                                                 0.72%
--------------------------------------------------------------------------------
INCEPTION October 13, 1999

ALL DATA AS OF DECEMBER 31, 2007. PERFORMANCE INFORMATION ASSUMES ALL DISTRIBUTIONS WERE REINVESTED. PAST PERFORMANCE ISN'T A PREDICTION OF FUTURE PERFORMANCE. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              [PLOT POINTS TO COME]

      IN THIS CHART, THE YIELD SHOWN ON A GIVEN DATE IS THE FUND'S 7-DAY YIELD AS OF THAT DATE. BECAUSE THESE FIGURES ARE CALCULATED USING THE SEC'S STANDARD FORMULA, THEY ARE USEFUL FOR COMPARING THIS FUND'S YIELD TO THOSE OF OTHER FUNDS, BUT THEY MAY BE SLIGHTLY DIFFERENT FROM THE ACTUAL YIELDS AN INVESTOR IN THE FUND WOULD HAVE EARNED.

YIELD AND TOTAL RETURN*
--------------------------------------------------------------------------------
YIELD AND MATURITY -- BURNHAM U.S.
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
Daily yield                                                                2.32%
--------------------------------------------------------------------------------
7-day effective yield                                                      3.03%
--------------------------------------------------------------------------------
30-day effective yield                                                     3.61%
--------------------------------------------------------------------------------
Weighted average days to maturity                                            14
--------------------------------------------------------------------------------

AVERAGE ANNUAL RETURN -- BURNHAM U.S.
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
One year                                                                   4.35%
--------------------------------------------------------------------------------
Three years                                                                3.66%
--------------------------------------------------------------------------------
Five years                                                                 2.38%
--------------------------------------------------------------------------------
Since inception                                                            2.76%
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN -- BURNHAM U.S.
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
One year                                                                   4.35%
--------------------------------------------------------------------------------
Three years                                                               11.40%
--------------------------------------------------------------------------------
Five years                                                                12.51%
--------------------------------------------------------------------------------
Since inception                                                           25.10%
--------------------------------------------------------------------------------

* THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------

BURNHAM

--------------------------------------------------------------------------------

U.S. Government Money Market Fund
--------------------------------------------------------------------------------

"We will continue to be cautious with any of our interest rate predictions and the duration of the Fund's purchases in order to take advantage of any opportunities in short-term interest rates."

/s/ Molly Flewharty

MOLLY FLEWHARTY
Portfolio Manager

The final quarter of 2007 has left us with two additional 25 basis point overnight target rate reductions by the Federal Open Market Committee (FOMC) and a greater degree of market uncertainty regarding the full extent of sub-prime mortgage losses and the overall economic effect caused by this well publicized event. Ultimately, the fourth quarter of 2007 has left every investment professional pondering the full extent of the damage of the burst housing market bubble and what lies ahead for our economy.

The FOMC  began  the  quarter  with a 25 basis  point  cut at its  October  31st meeting. This action was attributed to "the intensification of the housing correction, while economic growth was still "solid in the third quarter." At the December 11th FOMC meeting, the committee quickly re-read the economy and communicated a belief that "economic growth is slowing" due to the
"intensification of the housing correction," the "softening in business and consumer spending," and the belief that "strains in financial markets have increased in recent weeks." They observed a growing lack of short-term market liquidity resulting from fears of sub-prime mortgage exposure, the ultimate losses to be assumed from these investments and concerns for the immediate profitability of the investment firms that had such financial exposure. Therefore, as was similarly communicated at their October 31st meeting, the FOMC determined the need for an additional 25 basis point cut in their target rate in order to "promote moderate growth over time."

The market will continue to watch and scrutinize each piece of news and economic/inflationary data in an attempt to predict the future shape of the short-term interest rate curve and ultimately the next action to be taken by the FOMC. We continue to be concerned with the housing market collapse and its potential drag on the growth of our economy. Future actions by the FOMC will depend on future economic indicators and the degree of liquidity in the short-term debt market. We believe the FOMC has the potential to continue to reduce their target rate an additional 25-50 basis points within the next few months, but only time can tell. Therefore, we will continue to be cautious with any of our interest rate predictions and the duration of the Fund's purchases in order to take advantage of any opportunities in short term interest rates.

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                    BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
               ASSET ALLOCATION BY MATURITY (AS A % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

1-5 days                              83%
6-52 days                             11%
Over 100 days                          6%

                    BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
               ASSET ALLOCATION BY TYPE (AS A % OF MARKET VALUE)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                   72%
U.S. Treasury Note                     6%
Repurchase Agreement                  22%

8 MONEY MARKET FUND

                                                                 THE
                                                                 ---------------
                                                                 FINANCIAL PAGES
                                                                 ---------------
ABOUT THE INFORMATION IN THIS SECTION
--------------------------------------------------------------------------------

On these pages, you'll find some general background about Burnham Investors Trust as well as details about each fund.

The tables showing financial results are intended to give a picture of each fund's operations over the reporting period as well as a "snapshot" of its assets and liabilities as of the report date.

The text and notes in this section provide context and further detail. These are an integral part of the financial statements: a reader would not be able to gain an accurate understanding of the financial information without reading the text and notes.

--------------------------------------------------------------------------------

ABOUT THE FUNDS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

The funds are part of Burnham Investors Trust (the "trust"), a Delaware statutory trust. The trust is registered with the U.S. Securities and Exchange Commission as an open-end investment company, commonly known as a mutual fund. Each fund is a diversified series of the trust, with the exception of Burnham Financial Industries Fund, which is non-diversified.

Burnham Financial Services Fund and Burnham U.S. Government Money Market Fund began operations after the creation of the trust on August 20, 1998. The Burnham Financial Industries Fund commenced operations on April 30, 2004. Burnham Fund commenced operations in 1975.

ADMINISTRATION

The following entities handle the funds' main activities:

      ADVISOR/ADMINISTRATOR

      Burnham Asset Management Corporation
      1325 Avenue of the Americas
      New York, NY 10019

      MANAGES EACH FUND'S ASSETS, EITHER DIRECTLY OR BY CHOOSING A SUBADVISER, PROVIDES OFFICES AND PERSONNEL, AND SUPERVISES NON-INVESTMENT-RELATED OPERATIONS.

      DISTRIBUTOR

      Burnham Securities Incorporated
      1325 Avenue of the Americas
      New York, NY 10019

      UNDER THE FUNDS' (NON-MONEY MARKET FUND) 12b-1 PLANS, THE DISTRIBUTOR MUST USE ITS BEST EFFORTS TO SELL SHARES OF EACH FUND AND SHARE CLASS.

      TRANSFER AGENT

      PFPC Inc.
      760 Moore Road
      King of Prussia, PA 19406

      HANDLES SHAREHOLDER TRANSACTIONS IN FUND SHARES.

      CUSTODIAN

      Brown Brothers Harriman & Co.
      40 Water Street
      Boston, MA 02109

      HOLDS AND SETTLES THE FUNDS' PORTFOLIO SECURITIES.

      LEGAL COUNSEL

      Wilmer Cutler Pickering Hale and Dorr LLP
      60 State Street
      Boston, MA 02109

      OVERSEES LEGAL AFFAIRS FOR THE TRUST.

SHARE CLASSES

The funds offer share classes, as follows:

o     ONE SHARE CLASS, WITHOUT REDEMPTION FEE

      BURNHAM U.S. GOVERNMENT MONEY MARKET FUND

o TWO SHARE CLASSES, CLASS A HAVING A MAXIMUM FRONT-END SALES CHARGE OF 5.00% AND CLASS C HAVING A MAXIMUM BACK END SALES CHARGE OF 1.00%:

      BURNHAM FINANCIAL INDUSTRIES FUND

      BURNHAM FUND*

      BURNHAM FINANCIAL SERVICES FUND*

The CDSC on Class B shares declines to zero after six years of owning the shares, and doesn't apply to shares acquired through reinvestment.

The CDSC on Class C shares declines to zero after the first year and doesn't apply to shares acquired through reinvestment.

Each fund keeps track of its share sales by share class. The trust may issue any number of shares of each fund and class.

*Burham Fund and Burnham Financial Services Fund formerly offered Class B shares. Class B having a maximum contingent deferred sales charge (CDSC) of 5.00%. Since June 30, 2004, Class B shares are no longer offered to new investors. After 8 years, the existing Class B shares will automatically convert to Class A shares.

DISTRIBUTIONS TO SHAREHOLDERS

Each fund distributes its net investment income and net realized capital gains to shareholders every year. The funds intend to qualify as regulated investment companies under the provisions of the Internal Revenue Code, allowing them to pay no federal income taxes.

Burnham U.S. Government Money Market Fund expects to declare income distributions daily and pay them monthly; Burnham Fund, Burnham Financial Services Fund and Burnham Financial Industries Fund expect to declare and pay income distributions once a year. Except for the Burnham U.S. Government Money Market Fund, which is not designed to generate capital gains, each fund expects to declare and pay distributions from net realized capital gains once a year.


                                                               FINANCIAL PAGES 9

ABOUT THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements for the funds appear on the following pages. These statements cover the funds' activities over the report period and show where each fund stood as of the last day of the period (in this case, December 31, 2007). The financials appear on a fund-by-fund basis, with the funds in the same order as in the performance discussions earlier in this report.

PORTFOLIO HOLDINGS

Each fund provides a complete listing of the investments in its portfolio, as those investments were on the report date. Holdings are grouped by type. For those funds that invest in stocks, we show each portfolio company according to the industry in which it is grouped. The groupings that we use are based on those used by Standard & Poor's, with minor modifications. The percentage numbers that appear by the category headings show the percentage of a fund's net assets represented by that category of security.

Because securities change in value and the funds buy and sell investments, each fund's holdings are likely to have been different earlier in the report period, and they are also likely to have changed since the report date. However, they do give an accurate picture of the fund at a particular moment in time.

STATEMENT OF ASSETS AND LIABILITIES

Each fund's Statement of Assets and Liabilities is its balance sheet, showing where the fund stood as of the report date. We present each fund's total assets and its total liabilities; the difference between the two is the fund's net assets.

STATEMENT OF OPERATIONS

The Statement of Operations shows what a fund earned over the course of the time period covered by the report, as well as what it spent. Each fund's Statement of Operations also totals the fund's gains and losses on investments, counting those gains and losses that the fund may have realized and those that remain unrealized (that is, losses or gains that were only "on paper" as of the end of the report period).

STATEMENT OF CHANGES IN NET ASSETS

Three major factors determine the size of a mutual fund's assets: the performance of its investments, how much money investors put in or take out, and amounts paid out in dividends. Each fund's Statement of Changes in Net Assets reflects all of these factors (along with other factors that affect asset size), showing the overall change in a fund's size from the beginning of the report period to the end.

FINANCIAL HIGHLIGHTS

These show, in summary form, each fund's performance for the past five years (or less, in the case of new funds). In semi-annual reports, there are also figures for the six-month report period. The information in the first part of each Financial Highlights table reflects financial results for a single fund share. For each fund, the total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions and excluding all sales charges.

--------------------------------------------------------------------------------

RISKS NOT REFLECTED IN BALANCE SHEETS
--------------------------------------------------------------------------------

EXCEPT FOR THE MONEY MARKET FUND, THE FUNDS HAVE THE ABILITY TO USE VARIOUS TECHNIQUES AND SECURITIES THAT MAY AFFECT A FUND'S INVESTMENT RESULTS AND RISK PROFILE IN WAYS THAT ARE NOT REFLECTED ON ITS BALANCE SHEET. THESE INCLUDE WRITTEN OPTIONS, PURCHASED OPTIONS AND SHORT SALES. TO ACCURATELY ASSESS THE POTENTIAL IMPACT OF THESE INVESTMENTS ON THE FUND, IT'S NECESSARY TO CONSIDER NOT JUST THE FINANCIAL INSTRUMENTS THEMSELVES BUT ALL RELATED AND OFFSETTING POSITIONS THE FUND MAY HOLD.

--------------------------------------------------------------------------------

ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The following are brief descriptions of the accounting policies the funds have used in preparing the financial statements in this report. These policies are consistent with generally accepted accounting principles for U.S. mutual funds.

VALUING SECURITIES

The funds use these methods to value portfolio securities:

      STOCKS and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NAS-DAQ Official Closing Price ("NOCP") on the valuation date. If there are no trades or no closing price that day, securities are valued at the last available or official bid price.

      BONDS and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

      MONEY MARKET INSTRUMENTS and other temporary cash investments are valued differently depending on the fund. The Burnham U.S. Government Money Market Fund values them at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date (the method most commonly used to value these types of securities). The remaining funds use this method for temporary cash investments whose maturity is less than 60 days. For temporary cash investments whose maturity is longer than 60 days, the remaining funds value them the same way bonds are valued.

      REPURCHASE AGREEMENTS, which each fund can use as long as the counterparties meet the Trustees' credit standards, are recorded at cost. Any repurchase agreements must be fully collateralized by U.S. government securities, which are held by a custodian bank until the agreements mature. These securities are monitored daily to ensure that their value (including interest) is at least 102% of the amount owed to a fund under the related repurchase agreement. In the event of counter-party default, a fund has the right to use the collateral to offset losses incurred. There is potential loss in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.


10 FINANCIAL PAGES

OPTION CONTACTS may be written or purchased by the non-money market funds to manage exposure to certain changes in the market. When a Fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than (in current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and for written options.

FAIR VALUE PRICING

Each fund (other than the money market fund) values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available or if market quotations are unreliable, a fund values its securities by a method that the Trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. These differences can be material.

SHORT SALES

Short sales may be used by non-money market funds to manage risk to certain changes in the market. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of the securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times; cash, U.S. government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds prime broker. The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected in the Statement of Assets and Liabilities. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period, only Burnham Financial Industries Fund engaged in short sales.

ACCOUNTING FOR PORTFOLIO TRANSACTIONS

The funds account for purchases and sales of portfolio securities as of each security's trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.

DISTRIBUTIONS AND TAXES

The funds record distributions on the ex-dividend date. On occasion, a fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. The fund would only make reclassifications consistent with federal tax regulations.

AFFILIATED PARTIES

Certain trustees and officers of the trust may also be trustees, officers and/or employees of the adviser, administrator, or distributor. The trust paid only trustees not currently affiliated with the trust. None of the trust's officers received any compensation from the trust.

EXPENSES

Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

USE OF MANAGEMENT ESTIMATES

Management has had to make certain estimates and assumptions in computing net asset value and preparing the financial statements, so the actual cash amounts received or paid for a fund's assets, liabilities, income, and other items may ultimately differ from what is shown here.

SECURITIES LENDING

The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a fund lends securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower's bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral.


                                                              FINANCIAL PAGES 11

Burnham Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 86.61%
(PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY 3.91%
RESTAURANTS 3.91%
   o Chipotle Mexican Grill, Inc., Class A a               8,000   $  1,176,560
     McDonald's Corp.                                     50,000      2,945,500
                                                                   -------------
                                                                      4,122,060
                                                                   -------------
TOTAL CONSUMER DISCRETIONARY (COST: $2,153,217)                       4,122,060
                                                                   -------------
CONSUMER STAPLES 6.90%
HOUSEHOLD PRODUCTS 2.50%
     Colgate-Palmolive Co.                                15,000      1,169,400
     Procter & Gamble Co.                                 20,000      1,468,400
                                                                   -------------
                                                                      2,637,800
                                                                   -------------
PACKAGED FOOD & MEATS 1.52%
   o The Hain Celestial Group, Inc.                       50,000      1,600,000
                                                                   -------------
SOFT DRINKS 2.88%
     PepsiCo, Inc.                                        40,000      3,036,000
                                                                   -------------
TOTAL CONSUMER STAPLES (COST: $4,549,276)                             7,273,800
                                                                   -------------
ENERGY 28.82%
ENERGY-ALTERNATE SOURCES 2.34%
   o Suntech Power Holdings Co., Ltd. -
       Sponsored ADR 7                                    30,000      2,469,600
                                                                   -------------
INTEGRATED OIL & GAS 12.89%
     BP p.l.c. - Sponsored ADR a                          20,000      1,463,400
     Chevron Corp.                                        20,000      1,866,600
     ConocoPhillips                                       10,000        883,000
     Exxon Mobil Corp.                                   100,000      9,369,000
                                                                   -------------
                                                                     13,582,000
                                                                   -------------
OIL & GAS - EQUIPMENT & SERVICES 1.04%
   o National-Oilwell Varco, Inc.                         15,000      1,101,900
                                                                   -------------

OIL & GAS - EXPLORATION & PRODUCTION 6.10%
     Chesapeake Energy Corp. a                            60,000      2,352,000
     Devon Energy Corp.                                   40,000      3,556,400
     Penn West Energy Trust a                             20,000        520,000
                                                                   -------------
                                                                      6,428,400
                                                                   -------------
OIL & GAS - REFINING/MARKETING &
   TRANSPORTATION 6.45%
     Eagle Rock Energy Partners L.P. a                    50,000        914,000
   o Kinder Morgan Management, LLC                        43,529      2,304,434
     The Williams Companies, Inc.                        100,000      3,578,000
                                                                   -------------
                                                                      6,796,434
                                                                   -------------
TOTAL ENERGY (COST: $13,414,174)                                     30,378,334
                                                                   -------------
FINANCIAL SERVICES 8.38%
CONSUMER FINANCE 3.70%
     American Express Co.                                 75,000      3,901,500
                                                                   -------------

                                                       NUMBER OF
                                                         SHARES        VALUE
--------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE 0.76%
     Merrill Lynch & Co., Inc.                            15,000   $    805,200
                                                                   -------------
LIFE & HEALTH INSURANCE 1.17%
     MetLife, Inc.                                        20,000      1,232,400
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES 2.07%
     JPMorgan Chase & Co.                                 50,000      2,182,500
                                                                   -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.68%
   o Xinyuan Real Estate Co., Ltd. - ADR a                50,000        711,500
                                                                   -------------
TOTAL FINANCIAL SERVICES (COST: $5,087,865)                           8,833,100
                                                                   -------------
HEALTH CARE 1.50%
LIFE SCIENCES TOOLS & SERVICES 1.50%
   o Waters Corp.                                         20,000      1,581,400
                                                                   -------------
TOTAL HEALTHCARE (COST: $1,338,858)                                   1,581,400
                                                                   -------------
INDUSTRIALS 10.68%
AEROSPACE/DEFENSE 3.11%
     The Boeing Co.                                       20,000      1,749,200
     United Technologies Corporation                      20,000      1,530,800
                                                                   -------------
                                                                      3,280,000
                                                                   -------------
CONSTRUCTION & ENGINEERING 1.15%
     Chicago Bridge & Iron Company
       N.V. - ADR                                         20,000      1,208,800
                                                                   -------------
CONSTRUCTION & FARM MACHINERY 2.68%
     Caterpillar Inc.                                     12,000        870,720
     The Manitowoc Co., Inc.                              40,000      1,953,200
                                                                   -------------
                                                                      2,823,920
                                                                   -------------
INDUSTRIAL CONGLOMERATES 2.79%
     General Electric Co.                                 60,000      2,224,200
     Textron Inc.                                         10,000        713,000
                                                                   -------------
                                                                      2,937,200
                                                                   -------------
RAILROADS 0.95%
     Norfolk Southern Corp.                               20,000      1,008,800
                                                                   -------------
TOTAL INDUSTRIALS (COST: $10,333,020)                                11,258,720
                                                                   -------------
INFORMATION TECHNOLOGY 14.93%
COMPUTER HARDWARE 6.59%
   o Apple, Inc. 7                                        30,000      5,942,400
     Hewlett-Packard Co.                                  20,000      1,009,600
                                                                   -------------
                                                                      6,952,000
                                                                   -------------
COMPUTER STORAGE & PERIPHERALS 1.76%
   o EMC Corp.                                           100,000      1,853,000
                                                                   -------------

INTERNET SOFTWARE & SERVICES 3.94%
   o Google Inc.                                           6,000      4,148,880
                                                                   -------------
SYSTEMS SOFTWARE 2.64%
     Microsoft Corp.                                      40,000      1,424,000
   o Oracle Corp.                                         60,000      1,354,800
                                                                   -------------
                                                                      2,778,800
                                                                   -------------
TOTAL INFORMATION TECHNOLOGY (COST: $8,771,416)                      15,732,680
                                                                   -------------


12 BURNHAM FUND                                SEE NOTES TO FINANCIAL STATEMENTS

Burnham Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                         SHARES        VALUE
--------------------------------------------------------------------------------
MATERIALS 5.61%
DIVERSIFIED METALS & MINING 2.43%
   Freeport-McMoRan Copper &
     Gold Inc.                                            25,000   $  2,561,000
                                                                   -------------
FERTILIZERS & AGRICULTURAL CHEMICALS 3.18%
   Monsanto Co.                                           30,000      3,350,700
                                                                   -------------
TOTAL MATERIALS (COST: $2,938,692)                                    5,911,700
                                                                   -------------
TELECOMMUNICATIONS SERVICES 2.43%
INTEGRATED TELECOMMUNICATIONS SERVICES 2.43%
     AT&T Inc.                                            30,000      1,246,800
     Verizon Communications Inc.                          30,000      1,310,700
                                                                   -------------
                                                                      2,557,500
                                                                   -------------
TOTAL TELECOMMUNICATIONS SERVICES
   (COST: $1,894,790)                                                 2,557,500
                                                                   -------------

UTILITIES 3.45%
GAS UTILITIES 1.39%
     Southern Union Co.                                   50,000      1,468,000
                                                                   -------------
INDIVIDUAL POWER PRODUCERS & ENERGY TRADERS 2.06%
   o NRG Energy, Inc.                                     50,000      2,167,000
                                                                   -------------
TOTAL UTILITIES (COST: $1,918,741)                                    3,635,000
                                                                   -------------
TOTAL COMMON STOCKS (COST: $52,400,049)                              91,284,294
                                                                   -------------
EXCHANGE TRADED FUND 1.95%
   o streetTRACKS Gold Trust                              25,000      2,061,500
                                                                   -------------
TOTAL EXCHANGE TRADED FUND (COST: $1,950,230)                         2,061,500
                                                                   -------------
REGISTERED INVESTMENT
     COMPANIES 4.97%
     BlackRock Enhanced Dividend
       Achievers Trust                                    75,000        851,250
     The China Fund, Inc.                                 50,000      1,895,000
     The India Fund, Inc. a                               40,000      2,490,400
                                                                   -------------
TOTAL REGISTERED INVESTMENT COMPANIES
   (COST: $3,978,441)                                                 5,236,650
                                                                   -------------

                                                         FACE
                                                         VALUE
                                                      ----------

SHORT-TERM INSTRUMENTS b 13.74%
(PERCENTAGE OF NET ASSETS)
DISCOUNTED COMMERCIAL PAPER 5.01%
     Prudential Funding LLC
     4.00%, 1/02/08                                   $5,283,000      5,282,413
                                                                   -------------
TOTAL DISCOUNTED COMMERCIAL PAPER
   (COST: $5,282,413)                                                 5,282,413
                                                                   -------------

                                                         FACE
                                                         VALUE         VALUE
--------------------------------------------------------------------------------
INVESTMENT TRUST 7.86%
     Securities Lending Investment Fund,
     a series of the Brown Brothers
     Investment Trust c,17                            $8,282,977   $  8,282,977
                                                                   -------------
TOTAL INVESTMENT TRUST (COST: $8,282,977)                             8,282,977
                                                                   -------------
TIME DEPOSIT 0.87%
     Bank of America Corp.
     2.63%, 1/02/08                                      913,369        913,369
                                                                   -------------
TOTAL TIME DEPOSIT (COST: $913,369)                                     913,369
                                                                   -------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $14,478,759)                     14,478,759
                                                                   -------------

--------------------------------------------------------------------------------

TOTAL INVESTMENTS 107.27%
(COST $72,807,479)                                                 $113,061,203

CALL OPTIONS WRITTEN (0.23)%
(PREMIUMS RECEIVED $197,107)                                           (245,000)

LIABILITIES, LESS CASH AND OTHER ASSETS (7.04)%                      (7,417,199)
                                                                   -------------
NET ASSETS 100.00%                                                 $105,399,004
                                                                   =============

--------------------------------------------------------------------------------

                                                       NUMBER OF
                                                       CONTRACTS
                                                      ----------
CALL OPTIONS WRITTEN (0.23)%
     Apple, Inc. Calls
     @ 200 due Jan 08                                        100   $    (83,000)
                                                                   -------------
     Suntech Power Holdings Co., Ltd. Calls
     @ 70 due Jan 08                                         100       (130,000)
     @ 85 due Jan 08                                         100        (32,000)
                                                                   -------------
                                                                       (162,000)
                                                                   -------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $197,107)                                   $   (245,000)
                                                                   =============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

      THE TAX COST OF THE FUND AT DECEMBER 31, 2007, BASED ON SECURITIES OWNED WAS $72,862,891. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT DECEMBER 31, 2007 WAS $41,030,662 AND ($832,350), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF SECURITY OUT ON LOAN.

b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 5.88%.

c REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

ADR - AMERICAN DEPOSITORY RECEIPT.


SEE NOTES TO FINANCIAL STATEMENTS                                BURNHAM FUND 13

BURNHAM Financial Services Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 94.62%
(PERCENTAGE OF NET ASSETS)
BANKS 35.19%
BANKS - REGIONAL 34.34%
     Alliance Financial Corp.                            128,498   $  3,340,948
     Bancorp Rhode Island, Inc.                           43,161      1,473,517
     CapitalSouth Bancorp                                  9,784         89,328
   o Centennial Bank Holdings, Inc                       536,116      3,098,750
   o Connecticut Bank & Trust Co.                         59,700        339,096
     First Horizon National Corp. 7                       20,000        363,000
     IBERIABANK Corp.                                     32,000      1,496,000
     Independent Bank Corp.                                5,700        155,154
     NewAlliance Bancshares, Inc. a,7                    100,000      1,152,000
     Osage Bancshares, Inc.                               54,674        460,355
     Porter Bancorp, Inc.                                138,238      2,730,201
     Sterling Bancorp                                    208,100      2,838,484
     Sterling Bancshares, Inc.                           127,500      1,422,900
   o Sun American Bancorp a                               13,500         50,490
     SunTrust Banks, Inc.                                 10,000        624,900
   o Superior Bancorp                                     47,522        255,193
     Synovus Financial Corp.                              25,000        602,000
     TCF Financial Corp. 7                                65,000      1,165,450
   o Texas Capital Bancshares, Inc.                       47,750        871,438
     The South Financial Group, Inc. 7                    47,500        742,425
     ViewPoint Financial Group a                         135,448      2,238,955
                                                                   -------------
                                                                     25,510,584
                                                                   -------------
DIVERSIFIED BANKS 0.85%
     U.S. Bancorp 7                                       20,000        634,800
                                                                   -------------
TOTAL BANKS (COST: $30,213,508)                                      26,145,384
                                                                   -------------
DIVERSIFIED FINANCIALS 32.76%
ASSET MANAGEMENT & CUSTODY BANKS 6.72%
     Invesco Ltd.                                         65,600      2,058,528
     The Bank of New York Mellon Corp. 7                  60,000      2,925,600
                                                                   -------------
                                                                      4,984,128
                                                                   -------------
CONSUMER FINANCE 2.98%
   o SLM Corp. 7                                         110,000      2,215,400
                                                                   -------------
INVESTMENT BANKING & BROKERAGE 1.45%
   Merrill Lynch & Co., Inc. 7                            20,000      1,073,600
                                                                   -------------
LIFE & HEALTH INSURANCE 1.25%
   Prudential Financial, Inc. 7                           10,000        930,400
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES 8.00%
     Bank of America Corp. 7                              25,000      1,031,500
     Citigroup Inc. 7                                    100,000      2,944,000
     The PNC Financial Services
       Group, Inc. 7,18                                   30,000      1,969,500
                                                                   -------------
                                                                      5,945,000
                                                                   -------------
PROPERTY & CASUALTY INSURANCE 7.41%
     Assured Guaranty Ltd. 7                             100,000      2,654,000
   o CRM Holdings, Ltd.                                  364,162      2,851,388
                                                                   -------------
                                                                      5,505,388
                                                                   -------------

                                                      NUMBER OF
                                                        SHARES         VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS 4.56%
   Annaly Capital Management, Inc. 7                      50,000   $    909,000
   MFA Mortgage Investments, Inc.                        268,000      2,479,000
                                                                   -------------
                                                                      3,388,000
                                                                   -------------
UNREGISTERED INVESTMENT COMPANY 0.39%
     Peregrine Holdings Ltd. c,13,14                     275,000        292,793
                                                                   -------------
TOTAL DIVERSIFIED FINANCIALS (COST: $25,040,956)                     24,334,709
                                                                   -------------
THRIFTS & MORTGAGE FINANCE 26.67%

THRIFTS & MORTGAGE FINANCE 26.67%
     Bank of Atlanta c,14                                228,572      1,600,004
     Berkshire Hills Bancorp, Inc.                        28,300        735,800
   o Chicopee Bancorp, Inc.                              143,091      1,853,028
     Citizens South Banking Corp., Inc.                  238,021      2,411,153
     Dime Community Bancshares, Inc.                      75,000        957,750
     First Clover Leaf Financial Corp.                    28,700        291,305
     Hudson City Bancorp, Inc. 7                         212,300      3,188,746
   o Investors Bancorp, Inc. a                           108,267      1,530,895
     OceanFirst Financial Corp.                            7,041        111,318
     Pamrapo Bancorp, Inc.                                 4,578         92,476
     Parkvale Financial Corp.                             17,024        472,416
     People's United Financial, Inc.                     160,363      2,854,461
     Sovereign Bancorp, Inc. 7                           177,000      2,017,800
     Willow Financial Bancorp, Inc.                      202,038      1,695,099
                                                                   -------------
                                                                     19,812,251
                                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE
   (COST: $21,294,808)                                               19,812,251
                                                                   -------------
TOTAL COMMON STOCKS (COST: $76,549,272)                              70,292,344
                                                                   -------------

                                                         FACE
                                                         VALUE
                                                      ----------
SHORT-TERM INSTRUMENTS b 12.78%
(PERCENTAGE OF NET ASSETS)
CERTIFICATE OF DEPOSIT 0.13%
     Eastern Bank
     4.20%, 11/28/08                                  $  100,000        100,000
                                                                   -------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                           100,000
                                                                   -------------
DISCOUNTED COMMERCIAL PAPER 6.37%
     American Express Credit Corp.
     3.80%, 1/02/08                                    1,000,000        999,895
     Prudential Funding LLC
     4.00%, 1/02/08                                    3,733,000      3,732,585
                                                                   -------------
TOTAL DISCOUNTED COMMERCIAL PAPER
   (COST: $4,732,480)                                                 4,732,480
                                                                   -------------
INVESTMENT TRUST 6.28%
     Securities Lending Investment Fund,
     a series of the Brown Brothers
     Investment Trust d,17                             4,663,476      4,663,476
                                                                   -------------
TOTAL INVESTMENT TRUST (COST: $4,663,476)                             4,663,476
                                                                   -------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $9,495,956)                       9,495,956
                                                                   -------------


14 FINANCIAL SERVICES FUND                     SEE NOTES TO FINANCIAL STATEMENTS

BURNHAM Financial Services Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                      VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENTS 107.40%
(COST $86,045,228)                                                 $ 79,788,300

CALL OPTIONS WRITTEN (0.92)%
(PREMIUMS RECEIVED $1,584,262)                                         (680,250)

LIABILITIES, LESS CASH AND OTHER ASSETS (6.48)%                      (4,816,912)
                                                                   -------------
NET ASSETS 100.00%                                                 $ 74,291,138
                                                                   =============

--------------------------------------------------------------------------------

                                                        NUMBER OF
                                                        CONTRACTS
                                                        ---------
CALL OPTIONS WRITTEN (0.92)%
  Annaly Capital Management, Inc. Calls
  @ 17.5 due Jan 08                                          500   $    (50,000)
                                                                   -------------
  Assured Guaranty Ltd. Calls
  @ 25 due Apr 08                                             50        (21,500)
  @ 30 due Apr 08                                            200        (37,000)
  @ 30 due Jul 08                                            250        (62,500)
                                                                   -------------
                                                                       (121,000)
                                                                   -------------
  Bank of America Corp. Calls
  @ 55 due Jan 08                                            250         (1,250)
                                                                   -------------
  Citigroup Inc. Calls
  @ 37.5 due Jan 08                                          300           (900)
  @ 37.5 due Jun 08                                          300        (20,700)
  @ 47.5 due Jan 08                                          200           (200)
  @ 50 due Jan 08                                            200           (200)
                                                                   -------------
                                                                        (22,000)
                                                                   -------------
  First Horizon National Corp. Calls
  @ 30 due Feb 08                                            200           (500)
                                                                   -------------
  Hudson City Bancorp, Inc. Calls
  @ 15 due Jan 08                                            500        (22,500)
  @ 17.5 due Apr 08                                        1,000        (15,000)
  @ 17.5 due Jul 08                                          623        (31,150)
                                                                   -------------
                                                                        (68,650)
                                                                   -------------
  Merrill Lynch & Co., Inc. Calls
  @ 67.5 due Apr 08                                          100         (7,000)
  @ 70 due Jul 08                                            100        (12,000)
                                                                   -------------
                                                                        (19,000)
                                                                   -------------
  NewAlliance Bancshares, Inc. Calls
  @ 15 due Jan 08                                            500         (2,500)
                                                                   -------------
  Prudential Financial, Inc. Calls
  @ 105 due Mar 08                                           100        (11,000)
                                                                   -------------
  SLM Corp. Calls
  @ 20 due Apr 08                                            200        (60,000)
  @ 20 due Jul 08                                            200        (70,000)
  @ 22.5 due Apr 08                                          200        (40,000)
  @ 25 due Jan 08                                            100         (1,500)
  @ 25 due Apr 08                                            100        (12,000)
  @ 25 due Jul 08                                            100        (19,000)
  @ 30 due Jul 08                                            200        (17,000)
                                                                   -------------
                                                                       (219,500)
                                                                   -------------

                                                        NUMBER OF
                                                        CONTRACTS     VALUE
--------------------------------------------------------------------------------
  Sovereign Bancorp, Inc. Calls
  @ 20 due Jan 08                                            500   $     (1,250)
  @ 22.5 due Jan 08                                          500         (2,500)
  @ 25 due Jan 08                                            250         (1,250)
  @ 30 due Jan 08                                            520         (1,300)
                                                                   -------------
                                                                         (6,300)
                                                                   -------------
  TCF Financial Corp. Calls
  @ 25 due Jan 08                                            250         (1,250)
                                                                   -------------
  The Bank of New York Mellon Corp. Calls
  @ 50 due Jan 08                                            200        (18,000)
  @ 50 due Mar 08                                            400       (106,000)
                                                                   -------------
                                                                       (124,000)
                                                                   -------------
  The PNC Financial Services Group, Inc. Calls
  @ 75 due Jan 08                                            100           (300)
  @ 75 due Feb 08                                            100         (2,500)
  @ 80 due May 08                                            100         (7,000)
                                                                   -------------
                                                                         (9,800)
                                                                   -------------
  The South Financial Group, Inc. Calls
  @ 20 due Feb 08                                            100         (2,500)
  @ 25 due Feb 08                                            200         (3,000)
                                                                   -------------
                                                                         (5,500)
                                                                   -------------
  U.S. Bancorp Calls
  @ 35 due Mar 08                                           100          (4,500)
  @ 37.5 due Jan 09 LEAPS*                                  100         (13,500)
                                                                   -------------
                                                                        (18,000)
                                                                   -------------
TOTAL CALL OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $1,584,262)                                 $   (680,250)
                                                                   =============

FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

      THE TAX COST OF THE FUND AT DECEMBER 31, 2007, BASED ON SECURITIES OWNED WAS $86,992,143. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT DECEMBER 31, 2007 WAS $3,532,150 AND ($10,735,993), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF SECURITY OUT ON LOAN.

b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 6.50%.

c INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS $1,892,797, REPRESENTING 2.55% OF NET ASSETS.

d REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

* LONG-TERM EQUITY ANTICIPATION SECURITIES ARE LONG-TERM OPTION CONTRACTS THAT CAN BE MAINTAINED FOR A PERIOD OF UP TO THREE YEARS.


SEE NOTES TO FINANCIAL STATEMENTS                     FINANCIAL SERVICES FUND 15

BURNHAM Financial Industries Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                        NUMBER OF
                                                          SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 88.87%
(PERCENTAGE OF NET ASSETS)

BANKS 21.35%
BANKS - REGIONAL 19.58%
     First Community Bancorp +                             15,000   $   618,600
     First Horizon National Corp. 7                        10,000       181,500
     NewAlliance Bancshares, Inc. a,7                      50,000       576,000
     Northern Trust Corp. 7                                15,000     1,148,700
     SunTrust Banks, Inc. +,7                              15,000       937,350
     Synovus Financial Corp. +                             12,500       301,000
     TCF Financial Corp. +,7                               57,500     1,030,975
     The South Financial Group, Inc. +,7                   30,000       468,900
                                                                    ------------
                                                                      5,263,025
                                                                    ------------
DIVERSIFIED BANKS 1.77%
     U.S. Bancorp 7                                        15,000       476,100
                                                                    ------------
TOTAL BANKS (COST: $6,576,929)                                        5,739,125
                                                                    ------------
DIVERSIFIED FINANCIALS 45.14%

ASSET MANAGEMENT & CUSTODY BANKS 9.27%
     Invesco Ltd. +                                        32,800     1,029,264
     The Bank of New York Mellon Corp. 7                   30,000     1,462,800
                                                                    ------------
                                                                      2,492,064
                                                                    ------------
CONSUMER FINANCE 4.12%
  o  SLM Corp. 7                                           55,000     1,107,700
                                                                    ------------
INVESTMENT BANKING & BROKERAGE 2.00%
     Merrill Lynch & Co., Inc. 7                           10,000       536,800
                                                                    ------------
LIFE & HEALTH INSURANCE 5.19%
     Prudential Financial, Inc. 7                          15,000     1,395,600
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES 14.20%
     Bank of America Corp. 7                               25,000     1,031,500
     Citigroup Inc. 7                                      50,000     1,472,000
     The PNC Financial Services
       Group, Inc. 7,18                                    20,000     1,313,000
                                                                    ------------
                                                                      3,816,500
                                                                    ------------
PROPERTY & CASUALTY INSURANCE 8.19%
     American International Group, Inc. 7                  15,000       874,500
     Assured Guaranty Ltd. +,7                             50,000     1,327,000
                                                                    ------------
                                                                      2,201,500
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS 2.17%
     Annaly Capital Management, Inc. 7                     25,000       454,500
     MFA Mortgage Investments, Inc. +                      14,000       129,500
                                                                    ------------
                                                                        584,000
                                                                    ------------
TOTAL DIVERSIFIED FINANCIALS (COST: $12,846,274)                     12,134,164
                                                                    ------------

                                                        NUMBER OF
                                                          SHARES       VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE 22.38%
THRIFTS & MORTGAGE FINANCE 22.38%
     Hudson City Bancorp, Inc. 7                          150,000   $ 2,253,000
  o  Investors Bancorp, Inc. +,a                          168,899     2,388,232
     People's United Financial, Inc. +                     45,182       804,240
     Sovereign Bancorp, Inc. 7                             50,000       570,000
                                                                    ------------
                                                                      6,015,472
                                                                    ------------
TOTAL THRIFTS & MORTGAGE FINANCE (COST: $5,566,282)                   6,015,472
                                                                    ------------
TOTAL COMMON STOCKS (COST: $24,989,485)                              23,888,761
                                                                    ------------

                                                           FACE
                                                          VALUE
                                                        ---------
SHORT-TERM INSTRUMENTS  b 7.27%
(PERCENTAGE OF NET ASSETS)

CERTIFICATE OF DEPOSIT 0.37%
     Eastern Bank
     4.20%, 11/28/08                                    $ 100,000       100,000
                                                                    ------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                           100,000
                                                                    ------------
DISCOUNTED COMMERCIAL PAPER 5.01%
     Prudential Funding LLC
     4.00%, 1/02/08                                     1,346,000     1,345,850
                                                                    ------------
TOTAL DISCOUNTED COMMERCIAL PAPER
   (COST: $1,345,850)                                                 1,345,850
                                                                    ------------
INVESTMENT TRUST 1.54%
     Securities Lending Investment Fund,
     a series of the Brown Brothers
     Investment Trust c,17                                414,986       414,986
                                                                    ------------
TOTAL INVESTMENT TRUST (COST: $414,986)                                 414,986
                                                                    ------------
TIME DEPOSIT 0.35%
     Brown Brothers Harriman & Co. 17
     2.63%, 1/02/08                                        95,184        95,184
                                                                    ------------
TOTAL TIME DEPOSIT (COST: $95,184)                                       95,184
                                                                    ------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $1,956,020)                       1,956,020
                                                                    ------------

                                                        NUMBER OF
                                                        CONTRACTS
                                                        ---------
PUT OPTION PURCHASED 0.04%
     Annaly Capital Management, Inc. Puts
     @ 17.5 due Jan 08                                        400        10,000
                                                                    ------------
TOTAL PUT OPTION PURCHASED
   (PREMIUMS PAID: $12,400)                                              10,000
                                                                    ------------


16 FINANCIAL INDUSTRIES FUND                   SEE NOTES TO FINANCIAL STATEMENTS

BURNHAM Financial Industries Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS 96.18%
(COST $26,957,905)                                                 $ 25,854,781

SHORT SALES (18.79)%
(PROCEEDS $5,377,348)                                                (5,051,450)

CALL OPTIONS WRITTEN (1.49)%
(PREMIUMS RECEIVED $988,178)                                           (400,750)

PUT OPTIONS WRITTEN (0.86)%
(PREMIUMS RECEIVED $168,470)                                           (230,250)

CASH AND OTHER ASSETS, LESS LIABILITIES 24.96%                        6,708,986
                                                                   -------------

NET ASSETS 100.00%                                                 $ 26,881,317
                                                                   =============
--------------------------------------------------------------------------------

                                                        NUMBER OF
                                                          SHARES
                                                        ---------
SHORT SALES (18.79)%
     Freddie Mac 8                                         20,000   $  (681,400)
     KeyCorp 8                                             10,000      (234,500)
     Legg Mason, Inc. 8                                    10,000      (731,500)
     Lehman Brothers Holdings Inc.                         10,000      (654,400)
     New York Community Bancorp, Inc.                       5,000       (87,900)
     Regions Financial Corp. 8                             20,000      (473,000)
     State Street Corp. 8                                   5,000      (406,000)
     The Hartford Financial Services
       Group, Inc. 8                                        5,000      (435,950)
     United Bankshares, Inc.                               10,000      (280,200)
     Wachovia Corp. 8                                      10,000      (380,300)
     Wells Fargo & Co. 8                                   15,000      (452,850)
     Zions Bancorporation 8                                 5,000      (233,450)
                                                                    ------------
TOTAL SHORT SALES (PROCEEDS: $5,377,348)                             (5,051,450)
                                                                    ------------

                                                        NUMBER OF
                                                        CONTRACTS
                                                        ---------
CALL OPTIONS WRITTEN (1.49)%
     American International Group, Inc. Calls
     @ 75 due Jan 08                                           50          (250)
     @ 80 due Jan 08                                          100          (500)
                                                                    ------------
                                                                           (750)
                                                                    ------------
     Annaly Capital Management, Inc. Calls
     @ 17.5 due Jan 08                                        250       (25,000)
                                                                    ------------
     Assured Guaranty Ltd. Calls
     @ 25 due Apr 08                                           25       (10,750)
     @ 30 due Apr 08                                          100       (18,500)
     @ 30 due Jul 08                                          125       (31,250)
                                                                    ------------
                                                                        (60,500)
                                                                    ------------
     Bank of America Corp. Calls
     @ 52.5 due Jan 08                                         90          (450)
     @ 55 due Jan 08                                          160          (800)
                                                                    ------------
                                                                         (1,250)
                                                                    ------------

                                                        NUMBER OF
                                                        CONTRACTS      VALUE
--------------------------------------------------------------------------------
     Citigroup Inc. Calls
     @ 37.5 due Jan 08                                        150   $      (450)
     @ 37.5 due Jun 08                                        150       (10,350)
     @ 47.5 due Jan 08                                        100          (100)
     @ 50 due Jan 08                                          100          (100)
                                                                    ------------
                                                                        (11,000)
                                                                    ------------
     First Horizon National Corp. Calls
     @ 30 due Feb 08                                          100          (250)
                                                                    ------------
     Hudson City Bancorp, Inc. Calls
     @ 15 due Jan 08                                          250       (11,250)
     @ 17.5 due Apr 08                                        500        (7,500)
     @ 17.5 due Jul 08                                        750       (37,500)
                                                                    ------------
                                                                        (56,250)
                                                                    ------------
     Merrill Lynch & Co., Inc. Calls
     @ 67.5 due Apr 08                                         50        (3,500)
     @ 70 due Jul 08                                           50        (6,000)
                                                                    ------------
                                                                         (9,500)
                                                                    ------------
     NewAlliance Bancshares, Inc. Calls
     @ 15 due Jan 08                                          250        (1,250)
                                                                    ------------
     Northern Trust Corp. Calls
     @ 85 due Apr 08                                           75       (15,750)
     @ 90 due Jul 08                                           75       (17,250)
                                                                    ------------
                                                                        (33,000)
                                                                    ------------
     Prudential Financial, Inc. Calls
     @ 100 due Jan 08                                         100        (2,000)
     @ 105 due Mar 08                                          50        (5,500)
                                                                    ------------
                                                                         (7,500)
                                                                    ------------
     SLM Corp. Calls
     @ 20 due Apr 08                                          100       (30,000)
     @ 20 due Jul 08                                          100       (35,000)
     @ 22.5 due Apr 08                                        100       (20,000)
     @ 25 due Jan 08                                           50          (750)
     @ 25 due Apr 08                                           50        (6,000)
     @ 25 due Jul 08                                           50        (9,500)
     @ 30 due Jul 08                                          100        (8,500)
                                                                    ------------
                                                                       (109,750)
                                                                    ------------
     Sovereign Bancorp, Inc. Calls
     @ 22.5 due Jan 08                                        125          (625)
     @ 25 due Jan 08                                          375        (1,875)
                                                                    ------------
                                                                         (2,500)
                                                                    ------------
     SunTrust Banks, Inc. Calls
     @ 75 due Jul 08                                           50        (9,250)
     @ 85 due Jan 08                                           50          (125)
                                                                    ------------
                                                                         (9,375)
                                                                    ------------
     TCF Financial Corp. Calls
     @ 25 due Jan 08                                          125          (625)
                                                                    ------------
     The Bank of New York Mellon Corp. Calls
     @ 50 due Jan 08                                          100        (9,000)
     @ 50 due Mar 08                                          200       (53,000)
                                                                    ------------
                                                                        (62,000)
                                                                    ------------


SEE NOTES TO FINANCIAL STATEMENTS                   FINANCIAL INDUSTRIES FUND 17

BURNHAM Financial Industries Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                        NUMBER OF
                                                        CONTRACTS      VALUE
--------------------------------------------------------------------------------
     The PNC Financial Services Group, Inc. Calls
     @ 75 due Feb 08                                           50   $    (1,250)
     @ 80 due Jan 08                                          100          (250)
     @ 80 due May 08                                           50        (3,500)
                                                                    ------------
                                                                         (5,000)
                                                                    ------------
     The South Financial Group, Inc. Calls
     @ 20 due Feb 08                                           50        (1,250)
     @ 25 due Feb 08                                          100        (1,500)
                                                                    ------------
                                                                         (2,750)
                                                                    ------------
     U.S. Bancorp Calls
     @ 35 due Mar 08                                           50        (2,250)
     @ 37.5 due Jan 08                                        100          (250)
                                                                    ------------
                                                                         (2,500)
                                                                    ------------
TOTAL CALL OPTIONS WRITTEN
  (PREMIUMS RECEIVED: $988,178)                                        (400,750)
                                                                    ------------

PUT OPTIONS WRITTEN (0.86)%
     Freddie Mac Puts
     @ 25 due Apr 08                                          100       (13,000)
     @ 30 due Feb 08                                          100       (12,600)
                                                                    ------------
                                                                        (25,600)
                                                                    ------------
     KeyCorp Puts
     @ 25 due Jan 08                                          100       (17,000)
                                                                    ------------
     Legg Mason, Inc. Puts
     @ 70 due May 08                                          100       (43,900)
                                                                    ------------
     Regions Financial Corp. Puts
     @ 25 due Jan 08                                          200       (36,000)
                                                                    ------------
     State Street Corp. Puts
     @ 70 due Feb 08                                           50        (6,750)
                                                                    ------------
     The Hartford Financial Services Group, Inc. Puts
     @ 90 due Jan 08                                           50       (19,000)
                                                                    ------------
     Wachovia Corp. Puts
     @ 37.5 due Apr 08                                         50       (15,500)
                                                                    ------------
     Wells Fargo & Co. Puts
     @ 35 due Jan 08                                          100       (47,500)
                                                                    ------------
     Zions Bancorporation Puts
     @ 45 due Apr 08                                           50       (19,000)
                                                                    ------------
TOTAL PUT OPTIONS WRITTEN
   (PREMIUMS RECEIVED: $168,470)                                    $  (230,250)
                                                                    ============

--------------------------------------------------------------------------------

      FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

      THE TAX COST OF THE FUND AT DECEMBER 31, 2007, BASED ON SECURITIES OWNED WAS $27,182,460. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT DECEMBER 31, 2007 WAS $1,899,798 AND ($3,227,477), RESPECTIVELY.

+     SECURITY OR PARTIAL SECURITY  SEGREGATED AS COLLATERAL FOR SECURITIES SOLD
      SHORT.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF SECURITY OUT ON LOAN.

b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 5.73%

c REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.


18 FINANCIAL INDUSTRIES FUND                   SEE NOTES TO FINANCIAL STATEMENTS

BURNHAM U.S. Government Money Market Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                       FACE
                                                       VALUE          VALUE
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 100.02%
(PERCENTAGE OF NET ASSETS)

U.S. TREASURY OBLIGATIONS 77.75%
   U.S. Treasury Bills
   1.85%, 1/10/08                                  $ 15,000,000   $  14,993,062
   2.35%, 1/03/08                                   220,000,000     219,971,278
   4.02%, 2/21/08                                    25,000,000      24,860,458
                                                                  --------------
                                                                    259,824,798
                                                                  --------------
   U.S. Treasury Note
   3.75%, 5/15/08                                    20,000,000      19,911,002
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST: $279,735,800)                                               279,735,800
                                                                  --------------
REPURCHASE AGREEMENT 22.21%
   The Goldman Sachs Group, Inc.,
   4.00% dated 12/31/07, to be
   repurchased at $79,917,756
   on 1/02/08 (collateralized by
   $108,783,716 GNMA,
   0.90%-6.60% due
   1/20/23-6/16/37,
   value $81,498,000)                                79,900,000      79,900,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENT
 (COST: $79,900,000)                                                 79,900,000
                                                                  --------------
TIME DEPOSIT 0.06%
   Bank of America Corp.
   2.63%, 1/02/08                                       228,518         228,518
                                                                  --------------
TOTAL TIME DEPOSIT (COST: $228,518)                                     228,518
                                                                  --------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $359,864,318)                   359,864,318
                                                                  --------------

--------------------------------------------------------------------------------

TOTAL INVESTMENTS 100.02%
(COST $359,864,318)*                                              $ 359,864,318

LIABILITIES, LESS CASH AND OTHER ASSETS (0.02)%                         (76,162)
                                                                  --------------
NET ASSETS 100.00%                                                $ 359,788,156
                                                                  ==============

--------------------------------------------------------------------------------

*     AGGREGATE COST FOR FEDERAL TAX PURPOSES.


SEE NOTES TO FINANCIAL STATEMENTS           U.S. GOVERNMENT MONEY MARKET FUND 19

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES AS OF DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                   BURNHAM          BURNHAM            BURNHAM
                                                                    BURNHAM       FINANCIAL        FINANCIAL       U.S. GOVERNMENT
                                                                     FUND       SERVICES FUND   INDUSTRIES FUND   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments:
      Investments at cost of unaffiliated securities 11,21       $ 72,807,479    $ 85,752,435    $  26,957,905     $   279,964,318
      Investments at cost of affiliated securities 13,21                   --         292,793               --                  --
      Repurchase agreements                                                --              --               --          79,900,000
      Net unrealized appreciation/(depreciation) of investments    40,253,724      (6,256,928)      (1,103,124)                 --
                                                                 ------------------------------------------------------------------
      Total investments at value                                  113,061,203      79,788,300       25,854,781         359,864,318
   Cash in bank                                                            --              --          631,533                  --
   Cash on deposit for securities sold short 19                            --              --        6,581,517                  --
   Dividends and interest receivable                                  995,553         158,578           28,541             105,718
   Receivable for capital stock sold                                   43,935         227,676           89,296                  --
   Receivable for investments sold                                         --         660,125          187,071                  --
   Receivable from investment advisor 5                                    --           4,198            7,916                  --
   Prepaid expenses                                                    23,668          28,577           10,647              49,637
   Miscellaneous receivable                                                --          59,880               --                  --
                                                                 ------------------------------------------------------------------
   Total assets                                                   114,124,359      80,927,334       33,391,302         360,019,673
                                                                 ------------------------------------------------------------------
LIABILITIES
      Collateral on securities loaned, at value                     8,282,977       4,663,476          414,986                  --
      Payable for dividend declared                                     4,902              --              373                  --
      Payable for dividend declared on short sales                         --              --            8,750                  --
      Bank overdraft                                                       --         223,398               --               1,087
      Payable for fund shares redeemed                                 43,134         627,886          326,444              24,066
      Payable for investments purchased                                    --         272,296           12,400                  --
      Short sales at value **                                              --              --        5,051,450                  --
      Options written at value *,6                                    245,000         680,250          631,000                  --
      Payable for auditing and legal fees                              26,204          30,982           17,352              23,043
      Payable for administration fees 1                                13,426           9,845            3,512              38,819
      Payable for investment advisory fees 2                           53,705          49,263           21,074             117,229
      Payable due to investment advisor 5                               9,153              --               --                  --
      Payable for distribution fees and service fees 3                 23,313          26,517            9,802                  --
      Payable for printing fees                                         8,849          29,522            5,396              14,010
      Payable for transfer agent fees                                  11,583          21,062            4,608               6,666
      Accrued expenses and other payables                               3,109           1,699            2,838               6,597
                                                                 ------------------------------------------------------------------
      Total liabilities                                             8,725,355       6,636,196        6,509,985             231,517
                                                                 ------------------------------------------------------------------
NET ASSETS                                                       $105,399,004    $ 74,291,138    $  26,881,317     $   359,788,156
                                                                 ==================================================================
ANALYSIS OF NET ASSETS 9,20
BY SOURCE:
   Par value                                                     $    353,266    $    424,005    $     260,729     $    35,978,816
   Capital paid-in                                                 63,332,429      78,691,647       26,875,555         323,809,340
   Accumulated undistributed net investment income                    419,965          78,177           35,919                  --
   Accumulated net realized gain/(loss) on investments              1,087,513         450,225          (39,308)                 --
   Net unrealized appreciation/(depreciation) of
      investments, written options and short sales                 40,205,831      (5,352,916)        (251,578)                 --
                                                                 ------------------------------------------------------------------
NET ASSETS                                                       $105,399,004    $ 74,291,138    $  26,881,317     $   359,788,156
                                                                 ==================================================================
BY SHARE CLASS:
      NET ASSETS
      -----------------------------------------------------------------------------------------------------------------------------
      Class A:                                                   $103,876,178    $ 58,877,780    $  22,481,689     $   359,788,156
      Class B:                                                   $  1,445,537    $ 14,952,956    $          --     $            --
      Class C:                                                   $     77,289    $    460,402    $   4,399,628     $            --
      NAV (PAR VALUE $0.10 PER SHARE)
      -----------------------------------------------------------------------------------------------------------------------------
      Class A:                                                   $      29.84    $      17.70    $       10.32     $          1.00
      Class B:                                                   $      29.90    $      16.84    $          --     $            --
      Class C:                                                   $      29.32    $      17.47    $       10.25     $            --
      CAPITAL SHARES OUTSTANDING 10
      (UNLIMITED NUMBER OF SHARES HAS BEEN AUTHORIZED)
      -----------------------------------------------------------------------------------------------------------------------------
      Class A:                                                      3,481,677       3,325,570        2,178,070         359,788,156
      Class B:                                                         48,347         888,120               --                  --
      Class C:                                                      2,636,128          26,356          429,220                  --
      -----------------------------------------------------------------------------------------------------------------------------

* THE PAYABLES FOR OPTIONS WRITTEN INCLUDE PREMIUMS RECEIVED FOR THE FOLLOWING AMOUNTS: BURNHAM FUND $197,107, BURNHAM FINANCIAL SERVICES FUND $1,584,262, AND BURNHAM FINANCIAL INDUSTRIES FUND $1,156,648.

**    THE PAYABLES FOR SHORT SALES INCLUDE PROCEEDS RECEIVED FOR THE FOLLOWING
      AMOUNTS: BURNHAM FINANCIAL INDUSTRIES FUND $5,377,348.


20  ASSETS & LIABILITIES                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                   BURNHAM          BURNHAM            BURNHAM
                                                                    BURNHAM       FINANCIAL        FINANCIAL       U.S. GOVERNMENT
                                                                     FUND       SERVICES FUND   INDUSTRIES FUND   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Dividends *                                                $  1,390,433    $  2,159,343    $     770,250      $          --
      Interest                                                        277,563         268,187          101,276         13,726,960
      Securities lending (net of rebate fees) 11                       32,527          15,034            1,434                 --
      Income on cash collateral for securities sold short                  --              --          305,264                 --
      Other income                                                         --          15,604               27                 --
                                                                 ------------------------------------------------------------------
      Total income                                                  1,700,523       2,458,168        1,178,251         13,726,960
                                                                 ------------------------------------------------------------------
EXPENSES
      Administration fees 1                                           152,016         169,000           49,667            382,243
      Investment advisory fees 2                                      608,063         845,516          298,005          1,107,099
      Performance fees                                                     --              --           33,094                 --
      Dividends on securities sold short 19                                --              --          152,500                 --
      Service fees (Class B) 3                                          4,036          52,327               --                 --
      Service fees (Class C) 3                                             28           1,772           13,657                 --
      Distribution fees (Class A) 3                                   249,296         227,740           82,947                 --
      Distribution fees (Class B) 3                                    12,109         156,982               --                 --
      Distribution fees (Class C) 3                                        83           5,316           40,970                 --
      Transfer agent fees                                             126,259         210,583           58,301             80,578
      Audit and legal fees                                             85,486          97,916           59,262            135,663
      Reports to shareholders                                          16,215          37,263           13,158             16,598
      Trustees' fees and expenses                                      25,167          37,937            8,573             61,509
      Custodian fees                                                   17,256          27,664           33,041             29,750
      Registration fees and expenses                                   38,281          48,335           35,005             32,417
      Fund accounting expenses                                         33,567          35,747           12,998             58,971
      Miscellaneous expenses                                           47,690          60,798           16,715             95,096
                                                                 ------------------------------------------------------------------
      Total expenses before reimbursement                           1,415,552       2,014,896          907,893          1,999,924
      Plus net contractual reimbursement by advisor 5                      --         (48,825)        (104,606)                --
      Recoupment of prior year expenses reimbursed 5                    5,182              --               --                 --
                                                                 ------------------------------------------------------------------
      Total expenses after reimbursement                            1,420,734       1,966,071          803,287          1,999,924
                                                                 ------------------------------------------------------------------
NET INVESTMENT INCOME                                            $    279,789    $    492,097    $     374,964      $  11,727,036
                                                                 ==================================================================
NET REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS, WRITTEN OPTIONS &
SHORT SALES

REALIZED GAIN/(LOSS) FROM SECURITIES, WRITTEN OPTIONS
AND SHORT SALES TRANSACTIONS: 6
      Realized gain on securities                                   4,213,347      10,395,129        1,911,497                 --
      Realized gain/(loss) from written options                      (141,867)         67,967           39,024                 --
      Realized gain from short sales                                       --              --        1,637,761                 --
      Realized gain distributions received from investment
         company shares                                               971,197              --               --                 --
                                                                 ------------------------------------------------------------------
      Net realized gain from securities, written options
         and short sales transactions                               5,042,677      10,463,096        3,588,282                 --
                                                                 ------------------------------------------------------------------
UNREALIZED APPRECIATION/(DEPRECIATION) ON:
      Net unrealized appreciation/(depreciation) of
         investments                                                9,105,573     (29,199,049)      (5,726,717)                --
      Net unrealized appreciation
         of written options transactions                                2,959       1,066,652          798,253                 --
   Net unrealized appreciation of short sales transactions                 --              --          523,671                 --
                                                                 ------------------------------------------------------------------
   Net unrealized appreciation/(depreciation) of investments,
         written options and short sales transactions               9,108,532     (28,132,397)      (4,404,793)                --
                                                                 ------------------------------------------------------------------
   Net realized and unrealized gain/(loss) on investments,
         written options and short sales transactions              14,151,209     (17,669,301)        (816,511)                --
                                                                 ------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                               $ 14,430,998    $(17,177,204)   $    (441,547)     $  11,727,036
                                                                 ==================================================================

*     NET OF FOREIGN TAXES WITHHELD OF $15,625 FOR THE BURNHAM FUND.


SEE NOTES TO FINANCIAL STATEMENTS                                  OPERATIONS 21

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   BURNHAM FUND                   BURNHAM FINANCIAL SERVICES FUND
                                                      ------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                         DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                             2007                2006                2007                2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS

FROM OPERATIONS:
      Net investment income                              $     279,789       $     663,680       $     492,097       $     828,228
      Net realized gain from transactions                    5,042,677           5,743,606          10,463,096          13,853,017
      Unrealized appreciation/(depreciation)                 9,108,532           1,456,744         (28,132,397)          7,410,454
                                                      ------------------------------------------------------------------------------
      Net increase/(decrease) in net assets
         resulting from operations                          14,430,998           7,864,030         (17,177,204)         22,091,699
                                                      ------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

FROM NET INVESTMENT INCOME:
      Class A shares                                          (175,652)           (516,733)           (249,136)           (876,831)
      Class C shares                                                --                  --                  --              (2,200)
                                                      ------------------------------------------------------------------------------
         Total distributions from net investment
            income                                            (175,652)           (516,733)           (249,136)           (879,031)
                                                      ------------------------------------------------------------------------------

FROM REALIZED GAINS FROM SECURITIES TRANSACTIONS:
      Class A shares                                        (3,740,144)         (7,366,478)         (4,988,639)        (10,267,363)
      Class B shares                                           (51,645)           (142,610)         (1,319,403)         (2,315,619)
      Class C shares                                              (399)               (475)            (41,574)            (51,907)
                                                      ------------------------------------------------------------------------------
         Total distributions from realized gains            (3,792,188)         (7,509,563)         (6,349,616)        (12,634,889)
                                                      ------------------------------------------------------------------------------
      Total distributions to shareholders                   (3,967,840)         (8,026,296)         (6,598,752)        (13,513,920)
                                                      ------------------------------------------------------------------------------
   Increase/(decrease) in net assets derived from
         capital share transactions                         (6,052,619)        (12,106,676)        (56,636,971)         (4,497,209)
      Redemption fees 16                                            36               3,698               2,867               4,304
                                                      ------------------------------------------------------------------------------
      Increase/(decrease) in net assets for the year         4,410,575         (12,265,244)        (80,410,060)          4,084,874

NET ASSETS
      Beginning of year                                    100,988,429         113,253,673         154,701,198         150,616,324
                                                      ------------------------------------------------------------------------------
END OF YEAR                                              $ 105,399,004       $ 100,988,429       $  74,291,138       $ 154,701,198
                                                      ==============================================================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF YEAR         $     419,965       $     146,150       $      78,177       $      39,118
                                                      ==============================================================================


22 CHANGES IN NET ASSETS                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
--------------------------------------------------------------------------------

                                                                 BURNHAM FINANCIAL                   BURNHAM U.S. GOVERNMENT
                                                                  INDUSTRIES FUND                       MONEY MARKET FUND
                                                      ------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                         DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                             2007                2006                2007                2006
------------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS

FROM OPERATIONS:
      Net investment income                              $     374,964       $     241,882       $  11,727,036       $  10,073,206
      Net realized gain from transactions                    3,588,282           2,765,488                  --                  --
      Unrealized appreciation/(depreciation)                (4,404,793)          2,367,108                  --                  --
                                                      ------------------------------------------------------------------------------
      Net increase/(decrease) in net assets
         resulting from operations                            (441,547)          5,374,478          11,727,036          10,073,206
                                                      ------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

FROM NET INVESTMENT INCOME:
      Class A shares                                          (338,512)           (265,535)        (11,727,036)        (10,073,206)
      Class C shares                                           (35,937)            (10,371)                 --                  --
                                                      ------------------------------------------------------------------------------
         Total distributions from net investment
            income                                            (374,449)           (275,906)        (11,727,036)        (10,073,206)
                                                      ------------------------------------------------------------------------------

FROM REALIZED GAINS FROM SECURITIES TRANSACTIONS:
      Class A shares                                        (3,152,885)         (2,292,360)                 --                  --
      Class B shares                                                --                  --                  --                  --
      Class C shares                                          (689,271)           (377,376)                 --                  --
                                                      ------------------------------------------------------------------------------
         Total distributions from realized gains            (3,842,156)         (2,669,736)                 --                  --
                                                      ------------------------------------------------------------------------------
      Total distributions to shareholders                   (4,216,605)         (2,945,642)        (11,727,036)        (10,073,206)
                                                      ------------------------------------------------------------------------------
   Increase/(decrease) in net assets derived from
         capital share transactions                         (6,573,771)          2,680,748          84,285,719          45,139,945
      Redemption fees 16                                         1,337               2,055                  --                  --
                                                      ------------------------------------------------------------------------------
      Increase/(decrease) in net assets for the year       (11,230,586)          5,111,639          84,285,719          45,139,945

NET ASSETS
      Beginning of year                                     38,111,903          33,000,264         275,502,437         230,362,492
                                                      ------------------------------------------------------------------------------
END OF YEAR                                              $  26,881,317       $  38,111,903       $ 359,788,156       $ 275,502,437
                                                      ==============================================================================
UNDISTRIBUTED NET INVESTMENT INCOME, END OF YEAR         $      35,919       $      14,778       $          --       $          --
                                                      ==============================================================================


SEE NOTES TO FINANCIAL STATEMENTS                       CHANGES IN NET ASSETS 23

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY
-------------------------------------------------------------------------------

                                                                   BURNHAM FUND                   BURNHAM FINANCIAL SERVICES FUND
                                                      ------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                         DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                             2007                2006               2007                 2006
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR AMOUNTS

CLASS A

   Net proceeds from sale of shares                     $   1,612,525        $     804,049       $  25,588,548       $  38,238,493
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                           3,502,746            7,000,917           4,574,877          10,551,625
   Cost of shares redeemed                                (10,573,989)         (19,190,290)        (79,488,923)        (50,401,079)
                                                      -----------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                 $  (5,458,718)       $ (11,385,324)      $ (49,325,498)      $  (1,610,961)
                                                      =============================================================================
CLASS B

   Net proceeds from sale of shares                     $          --        $          --       $          --       $       4,174
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                              50,790              138,824           1,212,051           2,151,623
   Cost of shares redeemed                                   (713,468)            (857,284)         (8,510,018)         (5,477,046)
                                                      -----------------------------------------------------------------------------
NET DECREASE                                            $    (662,678)       $    (718,460)      $  (7,297,967)      $  (3,321,249)
                                                      =============================================================================
CLASS C

   Net proceeds from sale of shares                     $      73,209        $         975       $     455,341       $     478,665
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                 326                  475              36,775              53,975
   Cost of shares redeemed                                     (4,758)              (4,342)           (505,622)            (97,639)
                                                      -----------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                 $      68,777        $      (2,892)      $     (13,506)      $     435,001
                                                      =============================================================================
NET INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
CAPITAL SHARE TRANSACTIONS                              $  (6,052,619)       $ (12,106,676)      $ (56,636,971)      $  (4,497,209)
                                                      =============================================================================

SHARE TRANSACTIONS
CLASS A

   Shares sold                                                 55,026               29,961           1,233,208           1,681,477
   Shares issued for reinvestments                            118,246              259,101             262,773             469,800
   Shares redeemed                                           (374,015)            (706,210)         (3,806,911)         (2,277,625)
                                                      -----------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                      (200,743)            (417,148)         (2,310,930)           (126,348)
                                                      =============================================================================
CLASS B

   Shares sold                                                     --                   --                  --                  --
   Shares issued for reinvestments                              1,712                5,096              73,192              99,936
   Shares redeemed                                            (25,348)             (31,591)           (431,036)           (256,200)
                                                      -----------------------------------------------------------------------------
NET DECREASE                                                  (23,636)             (26,495)           (357,844)           (156,264)
                                                      =============================================================================
CLASS C

   Shares sold                                                  2,539                   36              21,595              21,168
   Shares issued for reinvestments                                 11                   18               2,141               2,424
   Shares redeemed                                               (155)                (170)            (25,651)             (4,343)
                                                      -----------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                         2,395                 (116)             (1,915)             19,249
                                                      =============================================================================


24 CHANGES IN NET ASSETS                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY - CONTINUED
--------------------------------------------------------------------------------

                                                                BURNHAM FINANCIAL                      BURNHAM U.S. GOVERNMENT
                                                                 INDUSTRIES FUND                          MONEY MARKET FUND
                                                      ------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                         DECEMBER 31,        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                             2007                2006                2007                2006
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR AMOUNTS

CLASS A

   Net proceeds from sale of shares                     $  10,052,686        $  11,897,170       $ 324,479,275      $  377,584,073
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                           2,932,028            2,107,927          11,727,036           9,613,835
   Cost of shares redeemed                                (19,508,512)         (12,061,071)       (251,920,592)       (342,057,963)
                                                      ------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                 $  (6,523,798)       $   1,944,026       $  84,285,719      $   45,139,945
                                                      ==============================================================================
CLASS B

   Net proceeds from sale of shares                     $          --        $          --       $          --      $           --
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                                  --                   --                  --                  --
   Cost of shares redeemed                                         --                   --                  --                  --
                                                      ------------------------------------------------------------------------------
NET DECREASE                                            $          --        $          --       $          --      $           --
                                                      ------------------------------------------------------------------------------
CLASS C

   Net proceeds from sale of shares                     $   1,034,529        $   1,047,624       $          --      $           --
   Net asset value of shares issued to shareholders
     in reinvestment of dividends                             532,190              286,394                  --                  --
   Cost of shares redeemed                                 (1,616,692)            (597,296)                 --                  --
                                                      ------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                 $     (49,973)       $     736,722       $          --      $           --
                                                      ==============================================================================
NET INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
CAPITAL SHARE TRANSACTIONS                              $  (6,573,771)       $   2,680,748       $  84,285,719      $   45,139,945
                                                      ==============================================================================
SHARE TRANSACTIONS

CLASS A

   Shares sold                                                825,563              973,510         324,479,275         377,584,073
   Shares issued for reinvestments                            288,019              169,727          11,727,036           9,613,835
   Shares redeemed                                         (1,579,845)            (997,146)       (251,920,592)       (342,057,963)
                                                      ------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                      (466,263)             146,091          84,285,719          45,139,945
                                                      ==============================================================================
CLASS B

   Shares sold                                                     --                   --                  --                  --
   Shares issued for reinvestments                                 --                   --                  --                  --
   Shares redeemed                                                 --                   --                  --                  --
                                                      ------------------------------------------------------------------------------
NET DECREASE                                                       --                   --                  --                  --
                                                      ==============================================================================
CLASS C

   Shares sold                                                 84,027               86,341                  --                  --
   Shares issued for reinvestments                             52,640               23,209                  --                  --
   Shares redeemed                                           (136,555)             (49,289)                 --                  --
                                                      ------------------------------------------------------------------------------
NET INCREASE/(DECREASE)                                           112               60,261                  --                  --
                                                      ==============================================================================


SEE NOTES TO FINANCIAL STATEMENTS                       CHANGES IN NET ASSETS 25

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                             INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                    --------------------------------------------  -----------------------------------------------
                                                    NET GAINS/(LOSS)                           DISTRIBUTIONS FROM
                                                      ON SECURITIES               DIVIDENDS      CAPITAL GAINS
                   NET ASSET VALUE  NET INVESTMENT    AND OPTIONS     TOTAL FROM  (FROM NET    (FROM SECURITIES
                    BEGINNING OF       INCOME       (BOTH REALIZED    INVESTMENT  INVESTMENT       AND OPTIONS          TOTAL
                       PERIOD          (LOSS)       AND UNREALIZED)   OPERATIONS    INCOME)        TRANSACTIONS)    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
BURNHAM FUND

   CLASS A SHARES

   12/31/07        $     26.89      $    0.08 b     $      4.03       $  4.11     $  (0.05)    $    (1.11)          $   (1.16)
   12/31/06              26.97           0.18 b            2.02          2.20        (0.15)         (2.13)              (2.28)
   12/31/05              26.60           0.11 b            1.38          1.49        (0.09)         (1.03)              (1.12)
   12/31/04              26.94           0.09 b            1.80          1.89        (0.20)         (2.03)              (2.23)
   12/31/03              22.85           0.13              4.77          4.90        (0.05)         (0.76)              (0.81)

   CLASS B SHARES

   12/31/07        $     27.10      $    0.01 b     $      3.90       $  3.91     $     --     $    (1.11)          $   (1.11)
   12/31/06              27.23          (0.03) b           2.03          2.00           --          (2.13)              (2.13)
   12/31/05              26.96          (0.05) b           1.35          1.30           --          (1.03)              (1.03)
   12/31/04              27.30          (0.11) b           1.80          1.69           --          (2.03)              (2.03)
   12/31/03              23.27          (0.07)             4.86          4.79           --          (0.76)              (0.76)

   CLASS C SHARE

   12/31/07        $     26.59      $    0.10 b     $      3.74       $  3.84     $     --     $    (1.11)          $   (1.11)
   12/31/06              26.75          (0.05) b           2.02          1.97           --          (2.13)              (2.13)
   12/31/05              26.50          (0.06) b           1.34          1.28           --          (1.03)              (1.03)
   12/31/04 f            26.68          (0.07) b           2.08          2.01        (0.16)         (2.03)              (2.19)

BURNHAM FINANCIAL
SERVICES FUND

   CLASS A SHARES

   12/31/07        $     22.56      $    0.12 b     $     (3.30)      $ (3.18)    $  (0.08)    $    (1.60)          $   (1.68)
   12/31/06              21.15           0.17 b            3.42          3.59        (0.17)         (2.01)              (2.18)
   12/31/05              22.51           0.25 b           (0.18)         0.07        (0.22)         (1.21)              (1.43)
   12/31/04              24.44           0.09 b            3.11          3.20        (0.11)         (5.02)              (5.13)
   12/31/03              18.33           0.07 b            7.36          7.43        (0.03)         (1.29)              (1.32)

   CLASS B SHARES

   12/31/07        $     21.61      $   (0.03) b    $     (3.14)      $ (3.17)    $     --     $    (1.60)          $   (1.60)
   12/31/06              20.35           0.00 b,c          3.27          3.27           --          (2.01)              (2.01)
   12/31/05              21.68           0.09 b           (0.16)        (0.07)       (0.05)         (1.21)              (1.26)
   12/31/04              23.80          (0.09) b           2.99          2.90           --          (5.02)              (5.02)
   12/31/03              17.97          (0.09) b           7.21          7.12           --          (1.29)              (1.29)

   CLASS C SHARES

   12/31/07        $     22.36      $   (0.03) b    $     (3.26)      $ (3.29)    $     --     $    (1.60)          $   (1.60)
   12/31/06              21.05          (0.02) b           3.42          3.40        (0.08)         (2.01)              (2.09)
   12/31/05 g            20.60           0.11 b            1.78          1.89        (0.23)         (1.21)              (1.44)

BURNHAM FINANCIAL
INDUSTRIES FUND

   CLASS A SHARES

   12/31/07        $     12.41      $    0.16 b     $     (0.31)      $ (0.15)    $  (0.19)    $    (1.75)          $   (1.94)
   12/31/06              11.52           0.10 b            1.84          1.93        (0.11)         (0.93)              (1.04)
   12/31/05              11.33           0.13 b            0.82          0.95        (0.10)         (0.66)              (0.76)
   12/31/04 f            10.00          (0.00) b,c         1.39          1.39           --          (0.06)              (0.06)

   CLASS C SHARES

   12/31/07        $     12.33      $    0.07 b     $     (0.31)      $ (0.24)    $  (0.09)    $    (1.75)          $   (1.84)
   12/31/06              11.44           0.01 b            1.84          1.85        (0.03)         (0.93)              (0.96)
   12/31/05              11.26           0.05 b            0.82          0.87        (0.03)         (0.66)              (0.69)
   12/31/04 f            10.00          (0.05) b           1.37          1.32           --          (0.06)              (0.06)


26 FINANCIAL HIGHLIGHTS                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                                                        RATIOS/SUPPLEMENTAL DATA
                                                        --------------------------------------------------------------
                                                                       RATIO OF TOTAL  RATIO OF TOTAL
                                                                       EXPENSES AFTER  EXPENSES BEFORE
                                                                       REIMBURSEMENT/  REIMBURSEMENT/    RATIO OF NET
                                 NET ASSET               NET ASSETS,    RECOVERY TO      RECOVERY        INCOME/(LOSS)  PORTFOLIO
                   REDEMPTION     VALUE        TOTAL    END OF PERIOD   AVERAGE NET      TO AVERAGE       TO AVERAGE     TURNOVER
                      FEE      END OF PERIOD  RETURN %  (IN $000'S)      ASSETS % 5    NET ASSETS % 5     NET ASSETS %    RATE %
---------------------------------------------------------------------------------------------------------------------------------
BURNHAM FUND

   CLASS A SHARES

   12/31/07        $  0.00 c   $    29.84      15.31    $  103,876           1.39            1.38             0.28         61.5
   12/31/06           0.00 c        26.89       8.11        99,031           1.39            1.41             0.65         79.0
   12/31/05           0.00 c        26.97       5.55       110,562           1.39            1.39             0.43         76.3
   12/31/04           0.00 c        26.60       7.01       119,132           1.39            1.39             0.35         59.4
   12/31/03             --          26.94      21.60       126,868           1.39            1.39             0.51         91.3

   CLASS B SHARES

   12/31/07        $  0.00 c   $    29.90      14.40    $    1,446           2.14            2.13             0.04         61.5
   12/31/06           0.00 c        27.10       7.34         1,951           2.14            2.16            (0.10)        79.0
   12/31/05             --          27.23       4.77         2,682           2.14            2.14            (0.20)        76.3
   12/31/04           0.00 c        26.96       6.24         3,793           2.14            2.14            (0.40)        59.4
   12/31/03             --          27.30      20.67         4,380           2.14            2.14            (0.24)        91.3

   CLASS C SHARES

   12/31/07        $  0.00 c   $    29.32      14.46    $       77           2.14            2.13             0.35         61.5
   12/31/06           0.00 c        26.59       7.32             6           2.14            2.16            (0.18)        79.0
   12/31/05             --          26.75       4.77            10           2.14            2.14            (0.22)        76.3
   12/31/04 f         0.00 c        26.50       7.54 a           8           2.14 d          2.15 d          (0.41) d      59.4

BURNHAM FINANCIAL
SERVICES FUND

   CLASS A SHARES
   12/31/07        $  0.00 c   $    17.70     (13.96)   $   58,878           1.60            1.64             0.58        137.8
   12/31/06           0.00 c        22.56      17.02       127,139           1.57            1.57             0.74        125.9
   12/31/05           0.00 c        21.15       0.37       121,889           1.59            1.59             1.17        129.9
   12/31/04           0.00 c        22.51      13.13       188,743           1.60            1.60             0.38        125.0
   12/31/03             --          24.44      40.66       289,609           1.60            1.50             0.31        199.9

   CLASS B SHARES

   12/31/07        $  0.00 c   $    16.84     (14.57)   $   14,953           2.35            2.39            (0.16)       137.8
   12/31/06           0.00 c        21.61      16.15        26,930           2.32            2.32             0.00        125.9
   12/31/05             --          20.35      (0.34)       28,538           2.34            2.34             0.43        129.9
   12/31/04           0.00 c        21.68      12.26        38,897           2.35            2.35            (0.37)       125.0
   12/31/03             --          23.80      39.75        37,173           2.35            2.24            (0.44)       199.0

   CLASS C SHARES

   12/31/07        $  0.00 c   $    17.47     (14.58)   $      460           2.35            2.39            (0.15)       137.8
   12/31/06           0.00 c        22.36      16.15           632           2.32            2.32            (0.11)       125.9
   12/31/05 g         0.00 c        21.05       9.19 a         190           2.34 d          2.34 d           0.75 d      129.9

BURNHAM FINANCIAL
INDUSTRIES FUND

   CLASS A SHARES

   12/31/07        $  0.00 c   $    10.32      (1.04)    $  22,482           2.31 i          2.63 i           1.25 i      236.1
   12/31/06           0.00 c        12.41      16.74        32,822           2.19 h          2.48 h           0.77 h      210.9
   12/31/05           0.00 c        11.52       8.38        28,781           1.79            2.01             1.15        271.1
   12/31/04 f         0.00 c        11.33      13.87 a      20,445           1.75 d          2.77 d          (0.03) d     108.0

   CLASS C SHARES

   12/31/07        $  0.00 c   $    10.25      (1.75)    $   4,400           3.01 i          3.33 i           0.56 i      236.1
   12/31/06           0.00 c        12.33      16.14         5,290           2.89 h          3.18 h           0.09 h      210.9
   12/31/05           0.00 c        11.44       7.65         4,220           2.49            2.70             0.43        271.1
   12/31/04 f         0.00 c        11.26      13.17 a       3,029           2.45 d          3.47 d          (0.67) d     108.0


SEE NOTES TO FINANCIAL STATEMENTS                        FINANCIAL HIGHLIGHTS 27

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                       INCOME FROM INVESTMENT OPERATIONS                       LESS DISTRIBUTIONS
                                  -------------------------------------------   ----------------------------------------------------

                                                                                                   DISTRIBUTIONS FROM
                                                                                                      CAPITAL GAINS
                                                                     TOTAL FROM     DIVIDENDS       (FROM SHORT-TERM
                NET ASSET VALUE    NET INVESTMENT  NET REALIZED GAIN INVESTMENT     (FROM NET          SECURITIES          TOTAL
              BEGINNING OF PERIOD     INCOME         ON SECURITIES   OPERATIONS INVESTMENT INCOME)    TRANSACTIONS)    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
BURNHAM U.S.
GOVERNMENT
MONEY MARKET
FUND E
12/31/07            $ 1.00            $ 0.043            $ --          $ 0.043      $ (0.043)            $ --            $ (0.043)
12/31/06              1.00              0.042              --            0.042        (0.042)              --              (0.042)
12/31/05              1.00              0.023              --            0.023        (0.023)              --              (0.023)
12/31/04              1.00              0.006              --            0.006        (0.006)              --              (0.006)
12/31/03              1.00              0.004              --            0.004        (0.004)              --              (0.004)

A TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR, ASSUMES DIVIDEND REINVESTMENT AND DOES NOT REFLECT THE EFFECT OF SALES CHARGES. TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENSE OF THE EXPENSE WAIVER.

B     PER SHARE VALUES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.

C     LESS THAN $0.01 PER SHARE.

D     ANNUALIZED.

E     FORMERLY THE BURNHAM U.S. TREASURY MONEY MARKET FUND.

F     COMMENCED OPERATIONS ON APRIL 30, 2004.

G     COMMENCED OPERATIONS ON APRIL 29, 2005.

H INCLUDES DIVIDEND EXPENSE ON SECURITIES SOLD SHORT. HAD ONLY OPERATING EXPENSES BEEN INCLUDED, THE RATIOS WOULD HAVE BEEN 1.81%, 2.10%, 1.15% AND 2.51%, 2.80%, 0.47% FOR CLASS A AND CLASS C SHARES, RESPECTIVELY.

I INCLUDES DIVIDEND EXPENSE ON SECURITIES SOLD SHORT. HAD ONLY OPERATING EXPENSES BEEN INCLUDED, THE RATIOS WOULD HAVE BEEN 1.85%, 2.17%, 1.71% AND 2.55%, 2.87%, 1.02% FOR CLASS A AND CLASS C SHARES, RESPECTIVELY.


28 FINANCIAL HIGHLIGHTS                        SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
--------------------------------------------------------------------------------

                                                                          RATIOS/SUPPLEMENTAL DATA
                                                              ------------------------------------------------
                                                               RATIO OF TOTAL    RATIO OF TOTAL
                                                               EXPENSES AFTER   EXPENSES BEFORE
                                                               REIMBURSEMENT/    REIMBURSEMENT/   RATIO OF NET
                                                 NET ASSETS,      RECOVERY         RECOVERY      INCOME/(LOSS)
              NET ASSET VALUE                  END OF PERIOD     TO AVERAGE       TO AVERAGE       TO AVERAGE
               END OF PERIOD   TOTAL RETURN %   (IN $000'S)    NET ASSETS % 5    NET ASSETS % 5   NET ASSETS %
--------------------------------------------------------------------------------------------------------------
BURNHAM U.S.
GOVERNMENT
MONEY MARKET
FUND E
12/31/07          $ 1.00            4.35         $ 359,788            --              0.72           4.24
12/31/06            1.00            4.24           275,502            --              0.76           4.16
12/31/05            1.00            2.41           230,362            --              0.77           2.38
12/31/04            1.00            0.60           235,336            --              0.74           0.62
12/31/03            1.00            0.39           163,811          0.80              0.79           0.39


SEE NOTES TO FINANCIAL STATEMENTS                        FINANCIAL HIGHLIGHTS 29

NOTES TO FINANCIAL STATEMENTS

ADMINISTRATIVE FEES

1. BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND, BURNHAM FINANCIAL INDUSTRIES FUND, AND BURNHAM U.S. GOVERNMENT MONEY MARKET FUND PAY THE ADMINISTRATOR 0.15% OF AVERAGE DAILY NET ASSETS UP TO $150 MILLION, 0.125% OF AVERAGE DAILY NET ASSETS FROM $150 MILLION TO $300 MILLION, AND 0.10% OF AVERAGE DAILY NET ASSETS ABOVE $300 MILLION.

MANAGEMENT FEES

2. BURNHAM ASSET MANAGEMENT CORP. (THE "ADVISOR") SERVES AS THE ADVISOR TO THE FUNDS. THE ADVISOR IS ENTITLED TO A MONTHLY FEE AT AN ANNUAL RATE BASED UPON A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF EACH FUND AT THE FOLLOWING RATES:

      BURNHAM FUND                                0.60%
      BURNHAM FINANCIAL SERVICES FUND             0.75%
      BURNHAM FINANCIAL INDUSTRIES FUND           0.90%
      BURNHAM U.S. GOVERNMENT MONEY MARKET FUND   0.40%

      THE ADVISOR'S BASIC FEE WITH RESPECT TO THE BURNHAM FINANCIAL INDUSTRIES FUND MAY BE ADJUSTED UPWARD OR DOWNWARD (BY UP TO 0.10% OF THE FUND'S AVERAGE DAILY NET ASSETS) DEPENDING ON WHETHER AND TO WHAT EXTENT THE FUND'S PERFORMANCE FOR THE RELEVANT PERFORMANCE PERIOD, WHICH CONSISTS OF THE CURRENT MONTH AND THE PRIOR 35 MONTHS, OR SUCH SHORTER PERIOD SINCE COMMENCEMENT OF THE FUND'S OPERATIONS, EXCEEDS OR IS EXCEEDED BY THE PERFORMANCE OF THE KBW BANK INDEX. THIS PERFORMANCE COMPARISON IS MADE AT THE END OF EACH MONTH. FOR THE YEAR ENDED DECEMBER 31, 2007, THE ADVISOR'S FEE FOR THE BURNHAM FINANCIAL INDUSTRIES FUND WAS ADJUSTED UPWARD BY 0.10%.

DISTRIBUTION FEES AND COMMISSIONS

3. BURNHAM SECURITIES INCORPORATED SERVES AS PRINCIPAL DISTRIBUTOR TO THE FUNDS PURSUANT TO A DISTRIBUTION AGREEMENT. THE FUNDS (OTHER THAN THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND) HAVE ADOPTED DISTRIBUTION PLANS UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, TO REIMBURSE THE DISTRIBUTOR FOR SERVICES PROVIDED FOR DISTRIBUTING SHARES OF THE FUNDS.

THE FOLLOWING FUNDS PAY THE DISTRIBUTOR A DISTRIBUTION FEE OF:

                                          CLASS A   CLASS B   CLASS C
                                          -------   -------   -------
      BURNHAM FUND                          0.25%     0.75%     0.75%
      BURNHAM FINANCIAL SERVICES FUND       0.25%     0.75%     0.75%
      BURNHAM FINANCIAL INDUSTRIES FUND     0.30%        --     0.75%

THE FOLLOWING FUNDS PAY THE DISTRIBUTOR A SERVICE FEE OF:

                                          CLASS B   CLASS C
                                          -------   -------
      BURNHAM FUND                          0.25%     0.25%
      BURNHAM FINANCIAL SERVICES FUND       0.25%     0.25%
      BURNHAM FINANCIAL INDUSTRIES FUND        --     0.25%

THE DISTRIBUTOR ALSO RECEIVED FEES FROM SHAREHOLDER TRANSACTIONS AND PORTFOLIO
TRADES:

                             CLASS A
                              SALES
                           COMMISSION/    CLASS B   CLASS C      BROKER
                              CDSC         CDSC      CDSC     COMMISSIONS
                           -----------   --------   -------   -----------
      BURNHAM FUND          $   2,569    $  5,942   $    --     $ 128,960
      BURNHAM FINANCIAL
         SERVICES FUND      $  15,726    $121,739   $   733     $      --
      BURNHAM FINANCIAL
         INDUSTRIES FUND    $   8,311    $     --   $ 2,467     $     525

OFFERING PRICE

4. FOR CLASS A SHARES, THE OFFERING PRICE, WITH MAXIMUM 5% SALES CHARGE WAS $31.41, $18.63 AND $10.86 FOR BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND AND BURNHAM FINANCIAL INDUSTRIES FUND, RESPECTIVELY. THE REDEMPTION PRICE IS NAV. FOR CLASS B AND CLASS C SHARES, THE OFFERING PRICE IS NAV AND THE REDEMPTION PRICE VARIES WITH ANY CDSC CHARGED.

EXPENSES

5. EFFECTIVE MAY 1, 2007, THE ADVISOR ADOPTED A CONTRACTUAL EXPENSE LIMITATION AGREEMENT (THE "AGREEMENT") THAT SUPERSEDES THE VOLUNTARY EXPENSE AGREEMENT THAT WAS IN PLACE. UNDER THE AGREEMENT, THE ADVISOR CONTRACTUALLY LIMITS THE FOLLOWING FUNDS' TOTAL ANNUAL EXPENSES TO THE RATES BELOW BASED ON AVERAGE NET ASSETS FOR CLASS A, CLASS B AND CLASS C:

                          CLASS A   CLASS B   CLASS C
                          -------   -------   -------
      BURNHAM FUND           1.39%     2.14%     2.14%
      BURNHAM FINANCIAL
         SERVICES FUND       1.60%     2.35%     2.35%

      UNDER THE AGREEMENT, THE ADVISOR CONTRACTUALLY LIMITS THE BURNHAM FINANCIAL INDUSTRIES FUND'S TOTAL ANNUAL OPERATING EXPENSES BY LIMITING "OTHER EXPENSES" TO 0.55%. THIS EXPENSE LIMITATION WILL TERMINATE ON APRIL 30, 2008 UNLESS IT IS RENEWED BY ALL PARTIES TO THE AGREEMENT.

      PRIOR TO MAY 1, 2007, A VOLUNTARY EXPENSE LIMITATION WAS IN PLACE. THE INFORMATION IN THE FEE TABLE ABOVE REFLECTS THE CURRENT CONTRACTUAL AND PRIOR VOLUNTARY EXPENSE LIMITATIONS.

      PURSUANT TO THE AGREEMENT ANY WAIVERS AND REIMBURSEMENTS MADE BY THE ADVISOR TO A FUND ARE SUBJECT TO RECOUPMENT BY THE ADVISOR WITHIN THE FOLLOWING THREE YEARS PROVIDED THE FUND IS ABLE TO EFFECT REPAYMENT AND REMAIN IN COMPLIANCE WITH APPLICABLE EXPENSE LIMITATIONS. EXTRAORDINARY EXPENSES (E.G., PROXY EXPENSES) AND OTHER NON-OPERATING EXPENSES (E.G., DIVIDEND EXPENSES FOR SECURITIES SOLD SHORT AND ACQUIRED FUND FEES) AS DEFINED BY THE AGREEMENT, ARE NOT APPLICABLE TO THE FUNDS' EXPENSE CAPS. CASH DIVIDENDS DECLARED ON A STOCK IN WHICH A FUND HAS A SHORT POSITION CREATES AN OBLIGATION FOR THAT FUND TO PAY AN AMOUNT EQUAL TO THE DIVIDEND TO THE PURCHASER OF THE SHORTED STOCK. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("GAAP"), REQUIRE THAT THIS PAYMENT BE DISCLOSED AS AN EXPENSE OF THE FUND. FOR THE YEAR ENDED DECEMBER 31, 2007, THE DIVIDEND EXPENSE WAS $152,500 FOR THE BURNHAM FINANCIAL INDUSTRIES FUND. FOR THE YEAR ENDED DECEMBER 31, 2007, THERE WERE NO EXTRAORDINARY EXPENSES FOR THE FUNDS. THE AGREEMENT WILL BE IN EFFECT UNTIL APRIL 30, 2008 AND MAY BE CONTINUED FROM YEAR TO YEAR THEREAFTER. PURSUANT TO THE AGREEMENT AND THE FUNDS' PRIOR VOLUNTARY EXCESS EXPENSE AGREEMENT, FOR THE YEAR ENDED DECEMBER 31, 2007, THE ADVISOR'S RECOUPMENT OR REIMBURSEMENT WAS AS FOLLOWS:

                                                        SUBJECT TO
                           RECOUPMENT   REIMBURSEMENT   RECOUPMENT
                           ----------   -------------   ----------
      BURNHAM FUND         $   21,632   $      16,450   $   18,297
      BURNHAM FINANCIAL
         SERVICES FUND     $       --   $      48,825   $   48,825
      BURNHAM FINANCIAL
         INDUSTRIES FUND   $       --   $     104,606   $  357,027

SECURITIES AND WRITTEN OPTIONS TRANSACTIONS

6. THE AGGREGATE COST OF PURCHASES AND PROCEEDS FROM SALES OF SECURITIES, EXCLUDING SHORT-TERM INVESTMENTS, FOR THE PERIOD ENDED DECEMBER 31, 2007, ARE AS FOLLOWS:

                             PURCHASES       SALES
                           ------------   ------------
      BURNHAM FUND         $ 59,353,419   $ 70,197,865
      BURNHAM FINANCIAL
         SERVICES FUND     $149,124,980   $212,431,768
      BURNHAM FINANCIAL
         INDUSTRIES FUND   $ 73,293,477   $ 81,599,801


30 NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

WRITTEN OPTION ACTIVITY FOR THE FUNDS WAS AS FOLLOWS:

BURNHAM FUND

   WRITTEN OPTIONS                    NUMBER OF CONTRACTS    PREMIUMS
                                      -------------------   ----------
   OUTSTANDING AT DECEMBER 31, 2006            550             $66,648
   WRITTEN                                   3,000             779,133
   EXPIRED                                    (400)            (57,499)
   CLOSED                                   (2,650)           (544,579)
   EXERCISED                                  (200)            (46,596)
                                      -------------------   ----------
   OUTSTANDING AT DECEMBER 31, 2007            300            $197,107
                                      ===================   ==========

BURNHAM FINANCIAL SERVICES FUND

   WRITTEN OPTIONS                    NUMBER OF CONTRACTS    PREMIUMS
                                      -------------------   ----------
   OUTSTANDING AT DECEMBER 31, 2006           6,345           $668,885
   WRITTEN                                   15,573          2,312,807
   EXPIRED                                   (4,655)          (405,083)
   CLOSED                                    (6,070)          (879,829)
   EXERCISED                                 (1,300)          (112,518)
                                      -------------------   ----------
   OUTSTANDING AT DECEMBER 31, 2007           9,893         $1,584,262
                                      ===================   ==========

BURNHAM FINANCIAL INDUSTRIES FUND

   WRITTEN OPTIONS                    NUMBER OF CONTRACTS    PREMIUMS
                                      -------------------   ----------
   OUTSTANDING AT DECEMBER 31, 2006          4,595            $701,300
   WRITTEN                                  12,969           2,169,966
   EXPIRED                                  (2,825)           (402,112)
   CLOSED                                   (6,064)         (1,058,570)
   EXERCISED                                (2,050)           (253,936)
                                      -------------------   ----------
   OUTSTANDING AT DECEMBER 31, 2007          6,625          $1,156,648
                                      ===================   ==========

7.    SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

8.    SECURITIES OR PARTIAL SECURITIES ON WHICH PUT OPTIONS WERE WRITTEN.

DISTRIBUTIONS AND TAXES

9. IT IS EACH FUND'S INTENTION TO QUALIFY AS A REGULATED INVESTMENT COMPANY BY COMPLYING WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, APPLICABLE TO REGULATED INVESTMENT COMPANIES AND BY DISTRIBUTING SUBSTANTIALLY ALL OF ITS EARNINGS TO ITS SHAREHOLDERS. THEREFORE, NO FEDERAL INCOME TAX PROVISION IS REQUIRED.

      INCOME DISTRIBUTIONS AND CAPITAL GAIN DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS, WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. THE CHARACTER OF DISTRIBUTIONS PAID ON A TAX BASIS DURING 2007 AND 2006 IS AS FOLLOWS:

                                             BURNHAM          BURNHAM
                                            FINANCIAL        FINANCIAL
2007                       BURNHAM FUND   SERVICES FUND   INDUSTRIES FUND
-------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME             $   175,652     $   249,136       $   374,449
SHORT-TERM CAPITAL GAIN              --       2,251,044         2,096,661
LONG-TERM CAPITAL GAIN        3,792,188       4,098,572         1,745,495
                           ------------   -------------   ---------------
                            $ 3,967,840     $ 6,598,752       $ 4,216,605
                           ============   =============   ===============

                                             BURNHAM          BURNHAM
                                            FINANCIAL        FINANCIAL
2006                       BURNHAM FUND   SERVICES FUND   INDUSTRIES FUND
-------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME             $   516,622    $    879,031       $   275,906
SHORT-TERM CAPITAL GAIN       1,224,067       5,198,789         1,752,023
LONG-TERM CAPITAL GAIN        6,285,607       7,436,100           917,713
                           ------------   -------------   ---------------
                            $ 8,026,296    $ 13,513,920       $ 2,945,642
                           ============   =============   ===============

AS OF DECEMBER 31, 2007, THE COMPONENTS OF DISTRIBUTABLE EARNINGS ON A TAX BASIS WERE AS FOLLOWS:

                                             BURNHAM          BURNHAM
                                            FINANCIAL        FINANCIAL
2007                       BURNHAM FUND   SERVICES FUND   INDUSTRIES FUND
-------------------------------------------------------------------------
ORDINARY INCOME             $   419,965     $   597,560       $   221,167
ACCUMULATED GAIN            $ 1,142,922     $   877,758       $        --
UNREALIZED APPRECIATION/
(DEPRECIATION)              $40,198,312     $(7,203,843)      $(1,327,679)

      NET INVESTMENT INCOME AND REALIZED GAIN AND LOSS FOR FEDERAL TAX PURPOSES DIFFER FROM THAT REPORTED IN THE FINANCIAL STATEMENTS BECAUSE OF TEMPORARY AND PERMANENT BOOK AND TAX DIFFERENCES. THESE DIFFERENCES ARE PRIMARILY RELATED TO DIFFERING TREATMENT OF WASH SALES AND THE TAX PRACTICE KNOWN AS EQUALIZATION. AS OF DECEMBER 31, 2007, THE PERMANENT BOOK AND TAX BASIS DIFFERENCES WERE AS FOLLOWS:

                                                                 BURNHAM
                                                   BURNHAM       FINANCIAL
                                                  FINANCIAL     INDUSTRIES
2007                             BURNHAM FUND   SERVICES FUND      FUND
--------------------------------------------------------------------------
INCREASE/(DECREASE)
   UNDISTRIBUTED NET
   INVESTMENT
   INCOME/(LOSS)                   $  169,678    $   (203,902)   $  20,626
INCREASE/(DECREASE)
   ACCUMULATED NET
   REALIZED
   GAIN/(LOSS)                     $ (217,651)   $ (4,254,651)   $ (20,626)
INCREASE/(DECREASE) TO
   PAID-IN CAPITAL                 $   47,973    $  4,458,553    $      --
INCREASE/(DECREASE)
   NET UNREALIZED
   APPRECIATION/(DEPRECIATION)     $       --    $         --    $      --

      THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND DID NOT HAVE ANY BOOK/TAX DIFFERENCES FOR DISTRIBUTIONS PAID DURING 2007 AND 2006. ALL DISTRIBUTIONS PAID FROM THE U.S. GOVERNMENT MONEY MARKET FUND ARE CLASSIFIED AS ORDINARY INCOME.

OFFICERS AND TRUSTEES INTERESTS

10. OFFICERS AND TRUSTEES OWNED A PORTION OF THE FOLLOWING FUNDS' SHARES OUTSTANDING AS OF DECEMBER 31, 2007:

      BURNHAM FUND                                0.60%
      BURNHAM FINANCIAL SERVICES FUND             0.28%
      BURNHAM FINANCIAL INDUSTRIES FUND           1.13%
      BURNHAM U.S. GOVERNMENT MONEY MARKET FUND   0.06%

      SUBSTANTIALLY ALL OF THE ASSETS OF THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND ARE OWNED BY CUSTOMERS OF THE FUND'S DISTRIBUTOR AND AFFILIATES.

SECURITIES LENDING

11. AT DECEMBER 31, 2007, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                           LOANED SECURITIES      % OF         VALUE OF
                              MARKET VALUE     NET ASSETS   CASH COLLATERAL
                           -----------------   ----------   ---------------
      BURNHAM FUND         $       8,108,786         7.69%  $     8,282,977

      BURNHAM FINANCIAL
         SERVICES FUND     $       4,519,035         6.08%  $     4,663,476

      BURNHAM FINANCIAL
         INDUSTRIES FUND   $         405,702         1.51%  $       414,986


                                                NOTES TO FINANCIAL STATEMENTS 31

NOTES TO FINANCIAL STATEMENTS

DISCLOSURE OF CERTAIN COMMITMENTS AND CONTINGENCIES

12. IN THE NORMAL COURSE OF BUSINESS, THE FUNDS MAY ENTER INTO CONTRACTS AND AGREEMENTS THAT CONTAIN A VARIETY OF REPRESENTATIONS AND WARRANTIES, WHICH PROVIDE GENERAL INDEMNIFICATIONS. THE MAXIMUM EXPOSURE TO THE FUNDS UNDER THESE ARRANGEMENTS IS UNKNOWN, AS THIS WOULD INVOLVE FUTURE CLAIMS THAT MAY BE MADE AGAINST THE FUNDS THAT HAVE NOT YET OCCURRED. HOWEVER, BASED ON EXPERIENCE, THE FUNDS EXPECT THE RISK OF LOSS TO BE REMOTE.

TRANSACTIONS WITH AFFILIATED SECURITIES

13. DURING THE YEAR, THE BURNHAM FINANCIAL SERVICES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

             VALUE AT     COST OF      COST OF    VALUE AT     REALIZED    DIVIDEND
AFFILIATE    12/31/06    PURCHASES      SALES     12/31/07   GAIN/(LOSS)    INCOME
---------   ----------   ---------   ----------   --------   -----------   --------
CENTRAL
BANCORP,
INC.        $3,131,565     $    --   $3,301,650   $     --       $(3,694)    $   --

PEREGRINE
HOLDINGS
LTD.        $  282,750     $10,043   $       --   $292,793       $    --     $   --

RESTRICTED SECURITIES

14. ALL FUNDS, EXCEPT BURNHAM U.S. GOVERNMENT MONEY MARKET FUND, MAY NOT INVEST MORE THAN 15% OF THEIR NET ASSETS IN SECURITIES SUBJECT TO LEGAL OR CONTRACTUAL RISKS ("RESTRICTED SECURITIES"). AT DECEMBER 31, 2007, THE BURNHAM FINANCIAL SERVICES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES, WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"). THE VALUE OF THESE SECURITIES IS DETERMINED USING QUOTATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IS DETERMINED IN GOOD FAITH PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER THE RULE 144A OF THE 1933 ACT.

      DESCRIPTION,
      DATE OF PURCHASE,     SHARES/
      % OF NET ASSETS     FACE VALUE      COST        VALUE
      -----------------   ----------   ----------   ----------
      BANK OF ATLANTA        228,572   $1,600,004   $1,600,004
      05/08/06
      2.15%
      PEREGRINE
      HOLDINGS LTD.          275,000   $  292,793   $  292,793
      05/31/02
      0.39%

INDUSTRY RISK

15. BURNHAM FUND MAY HOLD A LARGE CONCENTRATION OF INVESTMENTS WITHIN THE ENERGY SECTOR. THE FUND MAY BE DISPROPORTIONATELY AFFECTED BY EVENTS IN THE ENERGY SECTOR. EVENTS AFFECTING THE ENERGY SECTOR MAY INCLUDE THE
      FOLLOWING:

      o     CHANGE IN NATIONAL AND INTERNATIONAL ECONOMIC AND POLITICAL
            CONDITIONS

      o     COMPANIES IN THE ENERGY SECTOR MAY FALL OUT OF FAVOR

      o CONCENTRATION OF INVESTMENTS MAY INCREASE VOLATILITY OF THE VALUE OF THE FUND'S INVESTMENTS

      BURNHAM FINANCIAL SERVICES FUND AND BURNHAM FINANCIAL INDUSTRIES FUND MAY BE DISPROPORTIONATELY AFFECTED BY EVENTS AFFECTING THE FINANCIAL SERVICES SECTOR. EVENTS AFFECTING THE FINANCIAL SERVICES SECTOR MAY INCLUDE THE
      FOLLOWING:

      o     CHANGE IN INCOME CONDITIONS AND INTEREST RATES

      o     FINANCIAL COMPANIES MAY FALL OUT OF FAVOR

      o     CONCENTRATION OF INVESTMENTS MAY INCREASE VOLATILITY OF THE FUND

SHORT-TERM TRADING (REDEMPTION FEE)

16. SHAREHOLDERS IN THE BURNHAM FUND, BURNHAM FINANCIAL SERVICES FUND AND THE BURNHAM FINANCIAL INDUSTRIES FUND ARE SUBJECT TO A REDEMPTION FEE EQUAL TO 2.0% OF THE PROCEEDS FOR THE REDEEMED SHARES WITHIN 30 DAYS OF PURCHASE. ALL REDEMPTION FEES ARE RETAINED BY THE APPLICABLE FUND AND ACCOUNTED FOR AS AN ADDITION TO PAID-IN CAPITAL.

AFFILIATES OF SERVICE PROVIDERS

17. SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.

18.   PARENT COMPANY OF THE FUNDS' TRANSFER AGENT.

BROKER MARGIN ACCOUNT

19. THE FUNDS ARE REQUIRED TO ESTABLISH A MARGIN ACCOUNT WITH THE BROKER LENDING THE SECURITY SOLD SHORT. WHILE THE SHORT SALE IS OUTSTANDING, THE BROKER RETAINS THE PROCEEDS OF THE SHORT SALE AND THE FUND MUST MAINTAIN A DEPOSIT WITH THE BROKER CONSISTING OF CASH AND SECURITIES HAVING VALUE EQUAL TO A SPECIFIED PERCENTAGE OF THE VALUE OF THE SECURITIES SOLD SHORT. THE FUND IS OBLIGATED TO PAY THE COUNTERPARTY ANY DIVIDENDS OR INTEREST DUE ON SECURITIES SOLD SHORT. SUCH DIVIDENDS AND INTEREST ARE RECORDED AS AN EXPENSE TO THE FUND.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

20. THE FUNDS ADOPTED FINANCIAL ACCOUNTING STANDARDS BOARD (FASB) ISSUED FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FASB STATEMENT NO. 109" (FIN 48), ON JUNE 29, 2007. FIN 48 CLARIFIES THE ACCOUNTING FOR UNCERTAINTY IN TAX POSITIONS TAKEN OR EXPECTED TO BE TAKEN IN A TAX RETURN. FIN 48 PROVIDES GUIDANCE ON THE MEASUREMENT, RECOGNITION, CLASSIFICATION AND DISCLOSURE OF TAX POSITIONS, ALONG WITH ACCOUNTING FOR THE RELATED INTEREST AND PENALTIES. MANAGEMENT HAS REVIEWED THE TAX POSITIONS FOR EACH OF THE THREE OPEN TAX YEARS AS OF DECEMBER 31, 2007 AND HAS DETERMINED THAT THE IMPLEMENTATION OF FIN 48 DID NOT HAVE A MATERIAL IMPACT ON THE FUNDS' FINANCIAL STATEMENTS.

21. IN SEPTEMBER 2006, FASB ISSUED FASB STATEMENT NO. 157, "FAIR VALUE MEASUREMENT" ("SFAS 157"), WHICH DEFINES FAIR VALUE, ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE, AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. SFAS 157 IS EFFECTIVE FOR FISCAL YEARS BEGINNING AFTER NOVEMBER 15, 2007, AND INTERIM PERIODS WITHIN THOSE FISCAL YEARS. MANAGEMENT BELIEVES THE ADOPTION OF SFAS 157 WILL HAVE NO MATERIAL IMPACT ON ITS FINANCIAL STATEMENTS.


32 NOTES TO FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Burnham Investors Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights, as presented on pages 12 through 32, present fairly, in all material respects, the financial position of Burnham Investors Trust (constituting Burnham Fund, Burnham Financial Services Fund, Burnham Financial Industries Fund, and Burnham U.S. Government Money Market Fund, hereafter referred to as the "Funds") at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 27, 2008

OTHER INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------
UNDERSTANDING YOUR FUND EXPENSES
--------------------------------------------------------------------------------

As a shareholder of the Burnham Fund, Burnham Financial Services Fund, Burnham Financial Industries Fund, or the Burnham U.S. Government Money Market Fund (the "funds"), you incur two types of costs: (1) transaction costs, including redemption fees and sales charges (loads) on purchases of Class A shares; and
(2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 to December 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                           HYPOTHETICAL
                                                      ACTUAL EXPENSES                (5% RETURN BEFORE EXPENSES)
                                          -------------------------------------   -------------------------------------
                                                                     EXPENSES                                EXPENSES
                                           BEGINNING     ENDING     PAID DURING   BEGINNING     ENDING      PAID DURING
                                            ACCOUNT     ACCOUNT       PERIOD*      ACCOUNT     ACCOUNT        PERIOD*
                                             VALUE       VALUE       7/1/2007-      VALUE       VALUE        7/1/2007-    EXPENSE
                                            7/1/2007   12/31/2007   12/31/2007    7/1/2007    12/31/2007    12/31/2007     RATIO
                                          ----------  -----------   -----------   ---------   ----------   ------------   --------
BURNHAM FUND
Class A ...............................      $1,000      $1,091       $ 7.64       $1,000      $1,018         $ 7.38       1.45%
Class B ...............................       1,000       1,087        11.55        1,000       1,014          11.14       2.20%
Class C ...............................       1,000       1,087        11.57        1,000       1,014          11.17       2.20%

BURNHAM FINANCIAL SERVICES FUND
Class A ...............................      $1,000      $  936       $ 7.82       $1,000      $1,017         $ 8.15       1.60%
Class B ...............................       1,000         933        11.43        1,000       1,013          11.91       2.35%
Class C ...............................       1,000         933        11.45        1,000       1,012          11.92       2.35%

BURNHAM FINANCIAL INDUSTRIES FUND
Class A ...............................      $1,000      $  990       $11.46       $1,000      $1,014         $11.60       2.28%
Class C ...............................       1,000         987        14.94        1,000       1,010          15.12       2.98%

BURNHAM U.S. GOVERNMENT MONEY
MARKET FUND ...........................      $1,000      $1,021       $ 3.69       $1,000      $1,022         $ 3.69       0.72%

* Expenses are equal to each fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days in the most recent fiscal half-year, divided by 365 days in the year (to reflect the one-half year period).

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the funds use to determine how to vote proxies and information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 874-3863; (2) on the fund's website located at http://www.burnhamfunds.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

PORTFOLIO HOLDINGS

The funds file their complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available (1) by calling (800) 874-3863; (2) on the fund's website located at http://www.burnhamfunds.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

TAX INFORMATION

Of the distributions made by the following funds, the corresponding percentages reprsent the amount of each distribution, which will qualify for the 15% dividend income tax rate available as of December 31, 2007.

Burnham Fund                                                             100.00%
Burnham Financial Services Fund                                           75.60%
Burnham Financial Industries Fund                                         24.40%

Of the distributions made by the following funds, the corresponding percentages represent the amount of each distribution, which may qualify for the dividends received deduction available to corporate shareholders.

Burnham Fund                                                             100.00%
Burnham Financial Services Fund                                           76.19%
Burnham Financial Industries Fund                                         28.04%

For the fiscal year ended December 31, 2007, the amount of long-term capital gain designated by the funds is as follows:

Burnham Fund                                                         $4,867,260
Burnham Financial Services Fund                                      $8,080,014
Burnham Financial Industries Fund                                    $1,475,755


34 OTHER INFORMATION

THE FUNDS'
--------------------------------------------------------------------------------
                                                               BOARD OF TRUSTEES
--------------------------------------------------------------------------------

The tables below provide information on the individuals who serve as trustees and officers of Burnham Investors Trust (to which all funds in this report belong). The Board of Trustees oversees the funds' business and investment activities and is responsible for protecting the interests of fund shareholders.

Two of the trustees are considered affiliated or "interested" persons under the Investment Company Act of 1940, as amended. This category is defined as including any person who is an officer, director, or employee of Burnham Asset Management Corp., the funds' investment advisor, or Burnham Securities Inc., the funds' distributor, as well as anyone who -- individually or otherwise -- owns, controls, or has voting power over 5% or more of the securities of the Burnham companies mentioned above or of any of the funds.

Although Burnham Investors Trust was formed in 1999, the dates of service shown below include any time spent as trustee of the trust's predecessor organization, Burnham Fund, which was formed in June 1975.All trustees oversee four active portfolios, as disclosed in this report. Each trustee serves until his or her resignation, retirement or termination. Each officer serves at the pleasure of the Board of Trustees or until a successor is elected. During the year covered by this report, the Board of Trustees met four times. For purposes of trust business, the address for all trustees is c/o Burnham Investors Trust, 1325 Avenue of the Americas, 26th Floor, New York, NY 10019.

Jon M. Burnham and Debra B. Hyman are father and daughter, respectively.

You can find more information about the trustees in the Statement of Additional Information for the funds, which is available for free by calling 1-800-874-FUND
(3863).

AFFILIATED TRUSTEES
--------------------------------------------------------------------------------

                       TRUST POSITION(s);
NAME, YEAR BORN        YEAR ELECTED TRUSTEE             PRINCIPAL OCCUPATION(s) AND ALL DIRECTORSHIPS DURING THE LAST FIVE YEARS
JON M. BURNHAM         Chairman, President,             Chairman, CEO, Director, Burnham Asset Management Corp.,
1936                   CEO; 1986                        Burnham Securities Inc.

GEORGE STARK           Trustee; 2002                    Senior Managing Director, Burnham Asset Management Corp.,
1944                                                    Burnham Securities Inc.; Director, Burnham Financial Group;
                                                        Director, Anti-Defamation League Foundation (non-profit);
                                                        Director; Menil Foundation (non-profit);
                                                        President, CEO of Stark Capital Management

PRINCIPAL OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------

NAME, YEAR BORN        OFFICE(s) HELD; YEAR APPOINTED   PRINCIPAL OCCUPATION(s) DURING THE LAST FIVE YEARS
MICHAEL E. BARNA       Executive Vice                   EVP, Assistant Secretary, Burnham Asset Management Corp.
1961                   President, Chief
                       Financial Officer,
                       Secretary; 1989

DEBRA B. HYMAN         Executive Vice                   Director, VP, Burnham Asset Management Corp.,
1961                   President; 1989                  Burnham Securities Inc.

PAT A. COLLETTI        First Vice President,            First VP, Burnham Asset Management Corp.,
1958                   Treasurer; 2004                  since 2004; 1999 to 2004, VP and Director of Fund
                                                        Accounting and Administration, PFPC, Inc.

FRANK A. PASSANTINO    First Vice President,            First VP, Burnham Asset Management Corp.,
1964                   Assistant Secretary
                       and Anti-Money
                       Laundering Officer;              Burnham Securities Inc.
                       1990


                                                            BOARD OF TRUSTEES 35

PRINCIPAL OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES CONTINUED
--------------------------------------------------------------------------------

NAME, YEAR BORN        OFFICE(s) HELD; YEAR APPOINTED   PRINCIPAL OCCUPATION(s) DURING THE LAST FIVE YEARS
RONALD M. GEFFEN       Vice President; 1990             Managing Director, Burnham Asset Managment Corp.,
1952                                                    Burnham Securities Inc.

THOMAS N. CALABRIA     Chief Compliance                 VP Burnham Asset Management Corp.
1968                   Officer; 2006                    and Burnham Securities Inc. since 2005; 1998 to
                                                        2005, AVP and Regulatory Administrator, PFPC, Inc.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

NAME, YEAR BORN        YEAR ELECTED TRUSTEE             PRINCIPAL OCCUPATION(s) AND ALL DIRECTORSHIPS DURING THE LAST FIVE YEARS
JOYCE E. HEINZERLING   2004                             General Counsel, Archery Capital LLC (private investment fund)
1956

SUZANNE D. JAFFE       2006                             Consultant SDJ Associates (financial services);
1943                                                    Director, Axel Johnson Inc. (industrial);
                                                        Research Corp. (science grants)

DAVID L. LANDSITTEL    2004                             Certified Public Accountant; Independent Consultant on auditing
1940                                                    matters; Director, American Express Bank Ltd. (banking), Molex,
                                                        Incorporated (manufacturing); CPA Endowment Fund of Illinois
                                                        (non-profit); Hydrangea, Ltd. (retail)

JOHN C. MCDONALD       1989                             President, MBX Inc. (telecommunications); Director, Axel Johnson,
1936                                                    Inc. (industrial)

DONALD B. ROMANS       1975                             President, Romans and Co. (private investment, financial consulting);
1931                                                    Director, The Phoenix Funds; Director, Cadogen Opportunistic
                                                        Alternatives Fund

ROBERT F. SHAPIRO      1989                             Vice Chairman, Partner, Klingenstein, Fields & Co., LLC
1934                                                    (investment management); Director, TJX Companies (retail);
                                                        Genaera (research)


36 BOARD OF TRUSTEES

MODERN PORTFOLIO THEORY STATISTICS TERMS
--------------------------------------------------------------------------------

BETA

A measure of a fund's sensitivity to market movements, relative to the S&P 500. (By definition, the beta of the S&P 500 is 1.00.)

R 2

Reflects the percentage of a fund's movements that are explained by movements in its benchmark index. An R 2 of 100 means that all movements are explained by the benchmark.

ALPHA

Measures the difference between the fund's actual returns and its expected performance, given its level of risk.

STANDARD DEVIATION

A statistical measure of the range of a fund's performance. The greater the standard deviation, the greater the fund's volatility.

SHARPE RATIO

Risk-adjusted measure using standard deviation and excess return to determine reward per unit of risk. The higher the Sharpe Ratio, the better the fund's historical risk-adjusted performance.


                                                            OTHER INFORMATION 37

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO] BURNHAM
       INVESTORS TRUST

DISTRIBUTOR:

BURNHAM SECURITIES, INC.
1325 Avenue of the Americas, 26th Floor
New York, NY 10019

PHONE: 1-800-874-FUND (3863)
INTERNET: www.burnhamfunds.com
EMAIL: contact@burnhamfunds.com

This report was prepared for current shareholders of the Burnham Family of Funds, which are all part of Burnham Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus.

Because this report gives data about the past, the funds' holdings and the managers' views may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.

--------------------------------------------------------------------------------

OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

JON M. BURNHAM
PRESIDENT AND CHIEF EXECUTIVE OFFICER

MICHAEL E. BARNA
EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER AND SECRETARY

DEBRA B. HYMAN
EXECUTIVE VICE PRESIDENT

PAT A. COLLETTI
FIRST VICE PRESIDENT AND TREASURER

FRANK A. PASSANTINO
FIRST VICE PRESIDENT, ASSISTANT SECRETARY AND ANTI-MONEY
LAUNDERING OFFICER

RONALD M. GEFFEN
VICE PRESIDENT

THOMAS N. CALABRIA
CHIEF COMPLIANCE OFFICER

BOARD OF TRUSTEES
--------------------------------------------------------------------------------

CHAIRMAN

Jon M. Burnham

TRUSTEES

Joyce E. Heinzerling

Suzanne D. Jaffe

David L. Landsittel

John C. McDonald

Donald B. Romans

Robert F. Shapiro

George Stark


ITEM 2.  CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) N/A

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e) N/A

(f) The registrant has included a copy of its code of ethics as an exhibit to this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of Trustees has determined that David L. Landsittel and Donald B. Romans are qualified to serve as audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $151,900 for 2007 and $142,380 for 2006.

AUDIT-RELATED FEES

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2006.

TAX FEES

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $32,000 for 2007 and $28,120 for 2006.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2006.

(e)(1)

                             BURNHAM INVESTORS TRUST

            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES PROVIDED BY THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

Burnham Investors Trust (the "TRUST") recognizes the importance of maintaining the independence of its independent registered public accounting firm (the "AUDITORS"). Maintaining independence is a shared responsibility involving the Trust's management, its audit committee and its auditors.

The Trust, on behalf of its series (the "FUNDS"),  recognizes that the auditors:
1) possess knowledge of the operations of the Funds, 2) are able to incorporate certain services into the scope of their audit of the Funds' financial statements, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Regulation S-X Rule 2-01(c)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the auditors to perform audit, audit-related, tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a particular Fund shall also constitute approval, subject to the same terms and conditions, for any other Fund whose pre-approval is required pursuant to Regulation S-X Rule 2-01(c)(7)(ii). This policy shall apply both to Funds existing on the date of its adoption and to Funds created thereafter.

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Regulation S-X Rule 2-01 may be approved by the Audit Committee itself (or such member or members of the Audit Committee as the Audit Committee may authorize to grant such approval) and any pre-approval that may be waived in accordance with Regulation S-X Rule 2-01(c)(7)(i)(C) is hereby waived.

Selection of the auditors and their compensation for purposes of the annual audit shall be determined by the Audit Committee and shall not be subject to this policy.

Approved:  March 2008

                           Section II - Policy Detail

------------------------------------------------------------------------------------------------------------------------------------
SERVICE           SERVICE CATEGORY           SPECIFIC PRE-APPROVED SERVICE         AUDIT COMMITTEE               AUDIT COMMITTEE
CATEGORY            DESCRIPTION                     SUBCATEGORIES                  APPROVAL POLICY               REPORTING POLICY
------------------------------------------------------------------------------------------------------------------------------------
1.AUDIT          Services    that   are     o Accounting research assistance      o "One-time" pre-approval     o A summary of
SERVICES         directly   related  to     o SEC consultation, registration        for the audit period for      all such services
                 performing         the       statements, and reporting             all pre-approved              and related fees
                 independent  audit  of     o Tax accrual related matters           specific service              reported at each
                 the  Funds   financial     o Implementation of new accounting      subcategories.  Approval      regularly
                 statements                   standards                             of the auditor as the         scheduled Audit
                                            o Compliance letters (e.g., rating      independent registered        Committee meeting.
                                              agency letters)                       public accounting firm
                                            o Regulatory reviews and                for a Fund  for a fiscal
                                              interpretive assistance regarding     year shall constitute
                                              financial matters                     pre-approval for these
                                            o Semi-annual  report  reviews  (if     services for such fiscal
                                              requested by the Audit Committee)     year.
                                            o Attest and agreed upon procedures
                                              required by statute
------------------------------------------------------------------------------------------------------------------------------------
2.AUDIT-         Services which are         o AICPA attest and agreed-upon        o "One-time" pre-approval     o A summary of
RELATED          not prohibited under         procedures                            for a calendar year           all such services
SERVICES         Regulation S-X Rule        o Attest or agreed-upon procedures      within a specified dollar     and related fees
                 2-01(C)(4) (the              not required by statute or SEC or     limit ($25,000 in the         (including
                 "Rule") and are              accounting regulations                aggregate for all             comparison to
                 related extensions of      o Technology control assessments        pre-approved specific         specified dollar
                 the audit services,        o Financial reporting control           service subcategories for     limits) reported
                 support the audit, or        assessments                           all Funds).                   quarterly to the
                 use the                    o Enterprise security architecture                                    Audit Committee.
                 knowledge/expertise          assessment                          o Specific approval is
                 gained from the audit      o Advice to Fund management as to       needed to exceed the
                 procedures as a              accounting or disclosure              pre-approved dollar limit
                 foundation to                treatment of transactions or          for these services (see
                 complete the                 events                                general Audit Committee
                 project.  In most          o Advice to management as to            approval policy below for
                 cases, if the                accounting or disclosure              details on obtaining
                 Audit-Related                treatment, or actual or potential     specific approvals).
                 Services are not             impact of final or proposed
                 performed by the             rules, standards or                 o Specific approval is
                 auditors, the scope          interpretations of the SEC, FASB      needed to use the Fund's
                 of the Audit Services        or other regulatory or standard       auditors for
                 would likely                 setting bodies                        Audit-Related Services
                 increase.  The                                                     not denoted as
                 Services are                                                       "pre-approved" in the
                 typically                                                          column immediately to the
                 well-defined and                                                   left, or to add a
                 governed by                                                        specific service
                 accounting                                                         subcategory as
                 professional                                                       "pre-approved."
                 standards (AICPA,
                 SEC, etc.)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SERVICE           SERVICE CATEGORY           SPECIFIC PRE-APPROVED SERVICE         AUDIT COMMITTEE               AUDIT COMMITTEE
CATEGORY            DESCRIPTION                     SUBCATEGORIES                  APPROVAL POLICY               REPORTING POLICY
------------------------------------------------------------------------------------------------------------------------------------
3.TAX            Tax services which are     o Tax planning and support            o "One-time" pre-approval     o A summary of all
SERVICES         not prohibited by the      o Tax controversy assistance            for a calendar year           such services and
                 Rule, if an officer of     o Tax compliance, tax returns,          within a specified            related fees
                 the Trust determines         excise tax returns and support        dollar limit ($25,000 in      (including
                 that using the auditors    o Tax opinions                          the aggregate for all         comparison to
                 to provide these           o Tax analysis regarding                pre-approved specific         specified dollar
                 services creates             possible proposals for fund           service subcategories         limits) reported
                 significant synergy in       liquidations or reorganizations       for all Funds).               quarterly to the
                 the form of efficiency,    o Tax analysis relating to                                            Audit Committee.
                 minimized disruption, or     particular types of securities      o Specific approval is
                 the ability to maintain      or corporate action events            needed to exceed the
                 a desired level of         o Tax services relating to RIC          pre-approved dollar
                 confidentiality.             qualification, shareholder            limits for these
                                              reporting, information                services (see general
                                              reporting, determining                Audit Committee approval
                                              distributable income and gain,        policy below for details
                                              tax elections                         on obtaining specific
                                            o Tax services related to               approvals).
                                              addition of new funds (i.e.,
                                              start up issues, initial            o Specific approval is
                                              diversification and related           needed to use the
                                              matters)                              auditors for tax services
                                                                                    not denoted as "pre-
                                                                                    approved" in the column
                                                                                    immediately to the left,
                                                                                    or to add a specific
                                                                                    service subcategory
                                                                                    as "pre-approved."
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SERVICE           SERVICE CATEGORY           SPECIFIC PRE-APPROVED SERVICE         AUDIT COMMITTEE               AUDIT COMMITTEE
CATEGORY            DESCRIPTION                     SUBCATEGORIES                  APPROVAL POLICY               REPORTING POLICY
------------------------------------------------------------------------------------------------------------------------------------
4.OTHER          Other services which       o Business Risk Management            o "One-time" pre-approval     o A summary of all
SERVICES         are not prohibited by        support                               for a calendar year within    such services and
                 the Rule, if an            o Other control and regulatory          a specified dollar limit      related fees
                 officer of the Trust         compliance projects, including        ($25,000 in the aggregate     (including
-SYNERGISTIC,    determines that using        Rule 17f-2 "self-custody"             for all pre-approved          comparison to
UNIQUE           the auditors to              verification for the Funds            specific service              specified dollar
QUALIFICATIONS   provide these                                                      subcategories).               limits) reported
                 services creates                                                                                 quarterly to the
                 significant synergy                                              o Specific approval is          Audit Committee.
                 in the form of                                                     needed to exceed the
                 efficiency, minimized                                              pre-approved dollar limits
                 disruption, the                                                    for these services (see
                 ability to maintain a                                              general Audit Committee
                 desired level of                                                   approval policy below for
                 confidentiality, or                                                details on obtaining
                 where the auditors                                                 specific approvals).
                 possess unique or
                 superior                                                         o Specific approval is
                 qualifications to                                                  needed to use the auditors
                 provide these                                                      for "Synergistic" or
                 services, resulting                                                "Unique Qualifications" or
                 in superior value and                                              Other Services not denoted
                 results for the Fund.                                              as "pre-approved" in the
                                                                                    column immediately to the
                                                                                    left, or to add a specific
                                                                                    service subcategory as
                                                                                    "pre-approved."


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SERVICE           SERVICE CATEGORY           SPECIFIC PRE-APPROVED SERVICE         AUDIT COMMITTEE               AUDIT COMMITTEE
CATEGORY            DESCRIPTION                     SUBCATEGORIES                  APPROVAL POLICY               REPORTING POLICY
------------------------------------------------------------------------------------------------------------------------------------
PROHIBITED       Services which result      1. Bookkeeping or other services      o These services are not      o A summary of all
SERVICES         in the auditors               related to the accounting records    to be performed with the      services and
                 losing independence           or financial statements of the       exception of the services     related fees
                 status under the Rule.        audit client*                        denoted by an asterisk        reported at each
                                            2. Financial information systems        (*) (subcategories 1          regularly
                                               design and implementation*           through 5 in the column       scheduled Audit
                                            3. Appraisal or valuation services,     immediately to the left)      Committee meeting
                                               fairness* opinions, or               that may be permitted if      will serve as
                                               contribution-in-kind reports         they would not be subject     continual
                                            4. Actuarial services (i.e.,            to audit procedures at        confirmation that
                                               setting actuarial reserves versus    the audit client (as          has not provided
                                               actuarial audit work)*               defined in Rule               any restricted
                                            5. Internal audit outsourcing           2-01(f)(4)) level by the      services.
                                               services*                            firm providing the
                                            6. Management functions or human        service.
                                               resources
                                            7. Broker or dealer, investment
                                               advisor, or investment banking
                                               services
                                            8. Legal services
                                            9. Expert services unrelated to the
                                               audit
                                            10.Any other service that the
                                               Public Company Accounting
                                               Oversight Board determines, by
                                               regulation, is impermissible
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
     o For all projects, the officers of the Trust and the auditors will each make an assessment to determine that any proposed projects will not impair the auditors' independence.

     o Potential services by the auditors will be classified by officers of the Trust and the auditors into the four non-restricted service categories denoted by Sections I-IV above and this "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth in this Policy must be specifically approved by the Audit Committee (or such member or members of the Audit Committee as the Audit Committee may authorize to grant such approval).

     o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.
--------------------------------------------------------------------------------

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b)or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on behalf of the undersigned, thereunto duly authorized.

(registrant) BURNHAM INVESTORS TRUST
             -----------------------

By (signature and Title)*  /s/ JON M. BURNHAM
                          -----------------------------------------------------
                           Jon M. Burnham, Chief Executive Officer
                           (principal executive officer)

Date  MARCH 5, 2008
     ----------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and Title)* /s/ JON M. BURNHAM
                          -----------------------------------------------------
                           Jon M. Burnham, Chief Executive Officer
                           (principal executive officer)

Date: MARCH 5, 2008
     ----------------------------------------

By (signature and Title)* /s/ MICHAEL E. BARNA
                          -----------------------------------------------------
                           Michael E. Barna, Chief Financial Officer
                           (principal executive officer)

Date  MARCH 5, 2008
     ----------------------------------------

*Print the name and title of each signing officer under his or her signature.